UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: 3/31

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Contents

Semiannual Report

Templeton Dynamic Equity Fund	2

Performance Summary	7

Your Fund’s Expenses	9

Financial Highlights and Statement of Investments	10

Financial Statements	14

Notes to Financial Statements	17

Shareholder Information	25

1	Semiannual Report

Semiannual Report

Templeton Dynamic Equity Fund

This semiannual report for Templeton Dynamic Equity Fund covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks risk-adjusted total return over the longer term. Under normal market conditions, the Fund seeks to achieve its investment goal by investing its assets in a global equity portfolio, while managing sector exposure by monitoring its allocation to various sectors compared to its benchmark, the MSCI All Country World Index (ACWI), and adjusting its overall exposure to certain sectors through long and short positions in various sector-focused exchange-traded funds (ETFs). Additionally, the Fund may hedge its exposure to the overall global equity market through a combination of cash, ETFs and equity index futures. The Fund’s global equity portfolio consists primarily of equity securities of companies located anywhere in the world, including developing markets. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities and investments that provide exposure to equity securities. For purposes of this 80% policy, equity securities include, but are not limited to: common stock, preferred stock, convertible securities, depositary receipts, ETFs and certain derivative instruments. The Fund may invest in companies of any size, including small and medium capitalization companies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Performance Overview

For the six months under review, the Fund’s Advisor Class shares delivered a +9.67% cumulative total return. In comparison, the Fund’s benchmark, the MSCI ACWI, which measures stock performance in global developed and emerging markets, generated a +10.00% total return.1 You can find more

Geographic Composition

Based on Total Net Assets as of 9/30/17

of the Fund’s performance data in the Performance Summary on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI ACWI. Global markets were aided by generally upbeat economic data across regions, Emmanuel Macron’s election as France’s president, encouraging corporate earnings reports, and the tax reform plan under the Trump administration toward period-end.

However, investors expressed concerns about political uncertainty in the US and the European Union, geopolitical tensions in the Korean peninsula and other regions, global oil oversupply despite a pact by major oil-producing countries to extend production cuts, and hawkish comments from key central bankers around the world.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 11.

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TEMPLETON DYNAMIC EQUITY FUND

Top 10 Countries

9/30/17

% of Total Net Assets
U.S	40.2%
U.K	7.9%
China	6.7%
South Korea	5.6%
Japan	5.1%
Denmark	4.8%
Thailand	4.3%
France	4.1%
Switzerland	4.0%
Canada	2.9%

The US economy strengthened in 2017’s second and third quarters, largely due to growth in consumer spending, business investment, exports and federal government spending. The unemployment rate decreased from 4.5% in March 2017 to 4.2% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2017 to 2.2% at period-end.2 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its July and September 2017 meetings, the Fed kept its target range unchanged. However, in September the Fed mentioned that it would begin implementing its balance sheet reduction in October, and most committee members indicated a likelihood of one more rate hike during 2017.

In Europe, the UK’s economy grew faster in 2017’s third quarter over the previous quarter. The Bank of England kept its key policy rate unchanged during the period but indicated in September that it expected a rate hike to be soon so that inflation could return to target levels. The eurozone’s growth increased in 2017’s second quarter over the previous quarter. The bloc’s annual inflation rate fluctuated during the reporting period and ended the period where it began. The European Central Bank (ECB) kept its key policy rates unchanged during the period. However, at its September meeting, ECB President Mario Draghi signaled that the bank would reassess its policy stance on quantitative easing in October 2017.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the sixth consecutive quarter, in 2017’s second quarter, driven by household spending, capital expenditure and government spending. In July 2017, the Bank of Japan marginally raised its GDP forecasts for fiscal years 2017 and 2018 fiscal, but lowered its inflation forecasts for the same period.

In emerging markets, Brazil’s quarterly GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate four times during the period to spur economic growth. Russia’s GDP grew in 2017’s second quarter compared to the prior-year period amid the Bank of Russia’s continued policy support. China’s economic growth accelerated in 2017’s second and third quarters compared to the prior-year periods, largely driven by higher government spending. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

Investment Strategy

In selecting equity securities eligible for the Fund’s global equity portfolio, we apply a bottom-up, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. After establishing a universe of potential investments, we generally apply a proprietary quantitative screen to assist in selecting the specific securities to buy or sell for the Fund.

We also monitor the Fund’s allocation to various sectors compared to the Fund’s benchmark, the MSCI ACWI, and adjust the Fund’s overall exposure to certain sectors by taking long (buying) or short (selling) positions on various sector-focused, passively managed ETFs. A long position in a sector-focused ETF would increase the Fund’s exposure to that particular sector, while a short position in a sector-focused ETF would decrease the Fund’s exposure to that sector. We use various technical and quantitative indicators for each sector to determine whether to increase or decrease the Fund’s exposure to specific sectors.

In addition to monitoring and adjusting the Fund’s exposure to specific sectors in the global equity market, we also monitor and adjust the Fund’s exposure to the overall global equity market. We use a model that studies various macroeconomic and market factors believed to have an impact on the global equity markets as a guide to determine when it is appropriate to hedge the global equity market. However, we make the ultimate decision on whether to hedge the Fund’s global equity market exposure based on our review of the market and the

2. Source: Bureau of Labor Statistics.

3	Semiannual Report

TEMPLETON DYNAMIC EQUITY FUND

Fund’s current portfolio. When we determine that the Fund should increase its exposure to the global equity market, we will invest the Fund’s cash in one or more ETFs that provide global equity market exposure. When we expect global equity market returns to be negative and the Fund’s exposure should be decreased, we may use derivative instruments—specifically, selling equity index futures—to hedge the Fund’s exposure to overall global equity markets.

We may, from time to time, seek to hedge against market risk, gain exposure to individual securities or generate additional income for the Fund by buying and selling (writing) exchange traded and over-the-counter equity put and call options on individual securities held in its portfolio in an amount up to 10% of its net assets. Additionally, we may, from time to time, seek to hedge (protect) against currency risks, using certain derivative instruments, including currency and cross currency forwards and currency futures contracts.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

Over the six-month period under review, stock selection contributed to relative performance in the industrials, utilities, financials, energy, consumer staples and telecommunication services sectors.3

Industrials was one of the top sector contributors relative to the Fund’s benchmark, the MSCI ACWI. Strong performance can be attributed to gains from stocks such as Deutsche Lufthansa4

(Germany) and Rockwell Collins (US). Lufthansa is a freight, passenger and cargo airline services provider. The stock performed well after experiencing better-than-expected demand in the US and China, and the company raised guidance after its first-half earnings release. We felt that the stock was fairly valued and remained underweighted in the industrials sector.

Although we continued to be underweighted in utilities, we increased the number of holdings we had in the sector by adding ENN Energy Holding (China) to the portfolio. Stock selection in the sector contributed to performance. DONG Energy was once again one of our top contributors in the sector. DONG Energy is the largest energy company in Denmark and is the world’s largest developer, operator and owner of offshore wind farms. The company continued its process of divesting its oil and gas businesses and the market viewed this positively. The stock was also bolstered by a bump in profit guidance after positive second quarter results.

During the period under review, our stock selection and overweighted exposure in the financials sector contributed to relative returns. Due to strong returns from banks such as Hana Financial Group (South Korea) and insurance companies such as NN Group, we were able to outperform relative to the benchmark. One of our best performers, NN Group, is a Netherland-based insurance and investment management company. NN has been integrating the assets from its recent acquisition of Delta Lloyd (not a Fund holding), which was finalized in the earlier half of the period. The stock performed well as NN expects to identify more operational synergies than previously expected. The financials sector has also been fertile ground for what we consider bargain-valued stocks and we remained slightly overweighted at period-end.

Stock selection in the energy sector offered strong positive returns relative to the benchmark. Royal Dutch Shell (UK; not part of the benchmark) and Suncor Energy (Canada) were the top contributors in the sector. Royal Dutch Shell is a natural gas and oil producer founded in 1907. The stock rose as the company improved its debt rating, due to the ongoing execution of its asset-disposal program, and the growing cash flow resulting from its reduced cost base and portfolio of new projects. Despite Shell’s strong performance, the energy sector

3. The industrials sector comprises aerospace and defense, machinery, trading companies and distributors, and transportation infrastructure in the SOI. The utilities sector comprises electric utilities and gas utilities in the SOI. The financials sector comprises banks, capital markets, consumer finance, diversified financial services and insurance in the SOI. The energy sector comprises oil, gas and consumable fuels in the SOI. The consumer staples sector comprises beverages, food and staples retailing, and household products in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

4. No longer held at period-end.

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TEMPLETON DYNAMIC EQUITY FUND

remained hampered by low oil prices, leading us to seek bargain value stocks with strong balance sheets during the period.

Stock selection and an underweighted exposure to consumer staples contributed to relative performance. Companies such as Kirin Holdings and Suntory Beverage & Food (Japan) contributed to superior performance. Kirin is a Japanese company that manufactures and sells beverages and pharmaceutical products. During the period, the company completed the sale of its Brazilian assets to Heineken. Kirin also raised its operating profit estimates as its beverage business exceeded targets through improved distribution strategies. Our view that the market underappreciated Kirin’s potential for margin improvement and earnings recovery proved true during the period. However, we maintained an underweighted allocation in the sector.

In the telecommunications sector, stock selection, such as Telefonica Deutschland Holding and SoftBank Group4 (Japan), led to relative outperformance. Telefonica Deutschland is the largest mobile network operator in Germany. We thought that the company’s ability to generate free cash flow was being underestimated and the dividend yield seemed very attractive to us. The market rewarded the stock when its second-quarter revenue and earnings numbers came in better than expected. We continued to hold the stock at the end of the reporting period.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the US dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer US dollars. This can have a negative effect on Fund performance. Conversely, when the US dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2017, the US dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s substantial investment in securities with non-US currency exposure. However, one cannot expect the same result in future periods.

Stock selection in the information technology (IT), health care, materials and consumer discretionary sectors detracted from relative performance during the period.5

Top 10 Holdings
9/30/17

Company Sector/Industry, Country	% of Total Net Assets
Amundi SA Capital Markets, France	3.1%
LyondellBasell Industries NV Chemicals, US	3.0%
Microsoft Corp. Software, US	2.9%
Apple Inc. Technology Hardware, Storage & Peripherals, US	2.8%
JPMorgan Chase & Co. Banks, US	2.8%
Comcast Corp. Media, US	2.7%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	2.7%
Oracle Corp. Software, US	2.7%
NN Group NV Insurance, Netherlands	2.6%
Alphabet Inc. Internet Software & Services, US	2.3%

Stock selection in the IT sector detracted from relative results. NetEase was one of the main contributors to benchmark underperformance. NetEase is one of the top two online game publishers in China. After strong performance in the beginning of the year, NetEase’s stock came under pressure after a new chief financial officer was appointed. Disappointment ensued as the company failed to meet second quarter earnings-per-share estimates despite beating revenue estimates. Shareholder focus has shifted toward new game launches slated for the end of the year. We remained overweighted in the sector at period-end.

Stock selection in the health care sector detracted from relative performance. One of the main detractors from returns was Teva Pharmaceutical Industries (Israel). Teva is a global pharmaceutical company that operates in the generic and specialty medicine subsegments. The recent decline in the shares reflects market concerns of a sizable equity raise after a second-quarter earnings miss and dividend cut. The company has been experiencing a leadership change and we remained holders of the stock at period-end. We also remained overweighted in the sector.

5. The IT sector comprises electronic equipment; internet software and services; semiconductors and semiconductor equipment; and technology hardware, storage and peripherals in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, and pharmaceuticals in the SOI. The materials sector comprises chemicals and metals and mining in the SOI. The consumer discretionary sector comprises household durables, media and multiline retail in the SOI.

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TEMPLETON DYNAMIC EQUITY FUND

Within the materials sector, the chemical companies we invested in such as Novozymes (Denmark) and LyondellBasell Industries (US) were positive contributors. However, stock selection in poorly performing metals and mining companies, such as Barrick Gold (Canada), led to benchmark underperformance. Barrick is one of the world’s largest gold producers. After disappointing first-quarter numbers, Barrick incurred issues that highlighted the jurisdictional risk associated with such miners. An Argentinian judge stated that the company would face sanctions at one of its Argentinian mines, Tanzania introduced a ban on exporting concentrate that affects one of its operations, and workers voted to approve a strike at one of its Chilean mines. This steady stream of disappointing news led to negative stock performance despite a marginal increase in gold prices during the period. Nevertheless, we remained slightly overweighted in the materials sector.

Despite strong performance from stocks such as Panasonic (Japan) and Ryohin Keikaku (Japan), our consumer discretionary holdings were not able to outperform the benchmark. Stock selection, including a position in Twenty-First Century Fox (US), led to the underperformance. Twenty-First Century Fox is a global media and entertainment company. Fox has made large investments in the past two years in both its network and programming, but has suffered from a number of mishaps. The company has faced several scandals and lost a few high profile hosts during the period and has yet to receive approval for its proposed acquisition of UK-based Sky TV. However, despite a relatively underweighted allocation to the consumer discretionary sector, we continued to maintain a strong capital allocation in the media industry throughout the period.

The Fund delivered solid returns during the period, while incurring less volatility than the benchmark. The Fund also held a sizable cash position in multiple currencies during the period as part of its effort to minimize volatility. We took long and short positions in ETFs during the six months under review as a risk-reducing measure to seek better risk-adjusted returns.

James Harper, CFA

Norman J. Boersma, CFA

Heather Arnold, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	6

TEMPLETON DYNAMIC EQUITY FUND

Performance Summary as of September 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. Advisor Class shares are offered without sales charges.

Share Class	Cumulative Total Return	[2]	Average Annual Total Return	[3]

Advisor
6-Month	+9.67%		+9.67%
1-Year	+20.19%		+20.19%
Since Inception (5/2/16)	+24.99%		+17.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

See page 8 for Performance Summary footnotes.

7	Semiannual Report

TEMPLETON DYNAMIC EQUITY FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
Advisor	1.23%	1.90%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. In addition, smaller company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Derivatives, including equity index futures, equity options and currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. To the extent the Fund invests in ETFs, its performance is directly related to the performance of such ETFs. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON DYNAMIC EQUITY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
Advisor	$1,000	$1,096.70	$5.57	$1,019.75	$5.37	1.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

9	Semiannual Report

TEMPLETON GLOBAL INVESTMENT TRUST

Financial Highlights

Templeton Dynamic Equity Fund

	Six Months Ended September 30, 2017 (unaudited)		Year Ended March 31, 2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.17		$10.00
Income from investment operations[b]:
Net investment income[c]	0.10		0.12
Net realized and unrealized gains (losses)	0.98		1.26
Total from investment operations	1.08		1.38
Less distributions from:
Net investment income	—		(0.11)
Net realized gains	—		(0.10)
Total distributions	—		(0.21)
Net asset value, end of period	$12.25		$11.17

Total return[d]	9.67%		13.97%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction[f]	1.66%		2.41%
Expenses net of waiver and payments by affiliates and expense reduction[f]	1.06%	[g]	1.22%
Expenses incurred in connection with securities sold short	0.06%		0.22%
Net investment income	1.78%		1.31%

Supplemental data
Net assets, end of period (000’s)	$12,247		$11,170
Portfolio turnover rate	46.39%		86.10%

aFor the period May 2, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(c).

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	10

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, September 30, 2017 (unaudited)

Templeton Dynamic Equity Fund

		Industry	Shares	Value
	Common Stocks 95.2%
	Canada 2.9%
	Barrick Gold Corp.	Metals & Mining	13,505	$217,295
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels	3,850	134,942

				352,237

	China 6.7%
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	42,481	131,060
	China Mobile Ltd.	Wireless Telecommunication Services	10,706	108,476
	ENN Energy Holdings Ltd.	Gas Utilities	24,800	179,691
	Haier Electronics Group Co. Ltd.	Household Durables	68,380	166,668
	NetEase Inc., ADR	Internet Software & Services	867	228,723

				814,618

	Denmark 4.8%
	DONG Energy AS	Electric Utilities	4,559	260,916
	H. Lundbeck AS	Pharmaceuticals	3,043	175,555
	Novozymes A/S	Chemicals	2,985	153,153

				589,624

	France 4.1%
	Amundi SA	Capital Markets	4,580	380,569
	Total SA	Oil, Gas & Consumable Fuels	2,250	120,825

				501,394

	Germany 1.1%
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	24,789	139,078

	Israel 0.5%
	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,471	61,090

	Italy 1.6%
[a]	UniCredit SpA	Banks	8,996	191,555

	Japan 5.1%
	Kirin Holdings Co. Ltd.	Beverages	7,050	165,809
	Panasonic Corp	Household Durables	9,600	139,025
	Ryohin Keikaku Co. Ltd.	Multiline Retail	680	200,213
	Suntory Beverage & Food Ltd.	Beverages	2,570	114,359

				619,406

	Netherlands 2.6%
	NN Group NV	Insurance	7,666	320,762

	Singapore 1.3%
[a]	Flex Ltd.	Electronic Equipment, Instruments & Components	9,530	157,912

	South Korea 5.6%
	Hana Financial Group Inc.	Banks	3,379	139,699
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	146	326,855
	Shinhan Financial Group Co. Ltd.	Banks	5,086	223,372

				689,926

	Switzerland 4.0%
	Novartis AG	Pharmaceuticals	1,490	127,552
	Roche Holding AG	Pharmaceuticals	963	245,821
	UBS Group AG	Capital Markets	7,083	121,049

				494,422

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TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan 2.5%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	14,500	$134,852
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	24,710	176,116
				310,968
	Thailand 4.3%
	Bangkok Bank PCL, fgn	Banks	22,900	134,019
	Krung Thai Bank PCL, fgn	Banks	454,200	256,271
	PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	53,100	142,630
				532,920
	United Kingdom 7.9%
	BAE Systems PLC	Aerospace & Defense	13,842	117,141
	BP PLC	Oil, Gas & Consumable Fuels	32,976	210,924
	HSBC Holdings PLC	Banks	13,571	134,053
	Prudential PLC	Insurance	5,387	128,969
	Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	4,270	258,677
	Travis Perkins PLC	Trading Companies & Distributors	5,834	113,207
				962,971
	United States 40.2%
a	Alphabet Inc., A	Internet Software & Services	292	284,326
	American International Group Inc.	Insurance	1,864	114,432
	Apple Inc.	Technology Hardware, Storage & Peripherals	2,241	345,383
	Capital One Financial Corp.	Consumer Finance	1,344	113,783
	Comcast Corp., A	Media	8,600	330,928
	CVS Health Corp.	Food & Staples Retailing	1,880	152,882
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	3,590	131,789
	Eastman Chemical Co.	Chemicals	1,540	139,355
a	eBay Inc.	Internet Software & Services	3,500	134,610
	Eli Lilly & Co.	Pharmaceuticals	2,120	181,345
a	Ionis Pharmaceuticals Inc.	Biotechnology	5,534	280,574
	JPMorgan Chase & Co.	Banks	3,559	339,920
	LyondellBasell Industries NV, A	Chemicals	3,705	366,980
	Medtronic PLC	Health Care Equipment & Supplies	2,777	215,967
	Microsoft Corp.	Software	4,827	359,563
	Oracle Corp.	Software	6,740	325,879
	Perrigo Co. PLC	Pharmaceuticals	2,788	236,004
	The Procter & Gamble Co.	Household Products	2,082	189,420
	Rockwell Collins Inc.	Aerospace & Defense	1,908	249,395
	Stanley Black & Decker Inc.	Machinery	777	117,304
	Twenty-First Century Fox Inc., A	Media	7,302	192,627
	Voya Financial Inc.	Diversified Financial Services	2,980	118,872
				4,921,338
	Total Common Stocks (Cost $10,318,511)			11,660,221

Semiannual Report	12

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

		Shares	Value
	Short Term Investments (Cost $585,384) 4.8%

	Money Market Funds 4.8%
	United States 4.8%
b,c	Institutional Fiduciary Trust Money Market Portfolio, 0.67%	585,384	$585,384
	Total Investments (Cost $10,903,895) 100.0%		12,245,605
	Other Assets, less Liabilities 0.0%†		1,065
	Net Assets 100.0%		$12,246,670

See Abbreviations on page 24.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 3(e) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day yield at period end.

13	Semiannual Report | The accompanying notes are an integral part of these financial statements.

TEMPLETON GLOBAL INVESTMENT TRUST

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (unaudited)

Templeton Dynamic Equity Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$10,318,511
Cost - Non-controlled affiliates (Note 3e)	585,384
Value - Unaffiliated issuers	$11,660,221
Value - Non-controlled affiliates (Note 3e)	585,384
Receivables:
Dividends	26,677
Affiliates	26
Other assets	4
Total assets	12,272,312
Liabilities:
Payables:
Reports to shareholders	1,419
Professional fees	22,999
Accrued expenses and other liabilities	1,224
Total liabilities	25,642
Net assets, at value	$12,246,670
Net assets consist of:
Paid-in capital	$9,957,179
Undistributed net investment income	159,691
Net unrealized appreciation (depreciation)	1,341,894
Accumulated net realized gain (loss)	787,906
Net assets, at value	$12,246,670
Shares outstanding	1,000,000
Net asset value and maximum offering price per share	$12.25

The accompanying notes are an integral part of these financial statements. | Semiannual Report	14

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2017 (unaudited)

Templeton Dynamic Equity Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$165,271
Non-controlled affiliates (Note 3e)	1,547
Total investment income	166,818
Expenses:
Management fees (Note 3a)	52,838
Custodian fees (Note 4)	1,079
Reports to shareholders	3,585
Registration and filing fees	57
Professional fees	27,253
Amortization of offering costs	5,263
Security borrowing fees	3,507
Other	6,717
Total expenses	100,299
Expense reductions (Note 4)	(6)
Expenses waived/paid by affiliates (Note 3e and 3f)	(38,078)
Net expenses	62,215
Net investment income	104,603
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	803,198
Foreign currency transactions	(3,762)
Securities sold short	(39,982)
Net realized gain (loss)	759,454
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	198,284
Translation of other assets and liabilities denominated in foreign currencies	64
Securities sold short	14,553
Net change in unrealized appreciation (depreciation)	212,901
Net realized and unrealized gain (loss)	972,355
Net increase (decrease) in net assets resulting from operations	$1,076,958

*Foreign taxes withheld on dividends	$11,327

15	Semiannual Report | The accompanying notes are an integral part of these financial statements.

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Dynamic Equity Fund

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 104,603	$ 124,371
Net realized gain (loss)	759,454	125,648
Net change in unrealized appreciation (depreciation)	212,901	1,128,993

Net increase (decrease) in net assets resulting from operations	1,076,958	1,379,012

Distributions to shareholders from:
Net investment income	—	(109,000)
Net realized gains	—	(100,300)

Total distributions to shareholders	—	(209,300)

Capital share transactions (Note 2)	—	10,000,000

Net increase (decrease) in net assets	1,076,958	11,169,712
Net assets:
Beginning of period	11,169,712	—

End of period	$12,246,670	$11,169,712

Undistributed net investment income included in net assets:
End of period	$ 159,691	$ 55,088

aFor the period May 2, 2016 (commencement of operations) to March 31, 2017.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	16

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Financial Statements (unaudited)

Templeton Dynamic Equity Fund

1. Organization and Significant Accounting Policies

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Dynamic Equity Fund (Fund) is included in this report. The Fund has five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The Fund currently operates with one class of shares, Advisor Class.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American

17	Semiannual Report

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund. At September 30, 2017, the Fund had no securities sold short.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Semiannual Report	18

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

1.  Organization and Significant Accounting

Policies (continued)

d. Income and Deferred Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

19	Semiannual Report

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

2.  Shares of Beneficial Interest

At September 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,000,001	$10,000,010
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	—	$—	1,000,000	$10,000,000

aFor the period May 2, 2016 (commencement of operations) to March 31, 2017.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Ltd. (Global Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Global Advisors of 0.90% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A.	0.25%
Class C.	1.00%
Class R.	0.50%

Semiannual Report	20

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

3.  Transactions with Affiliates (continued)

d. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

e. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.67%	177,439	1,965,156	(1,557,211)	585,384	$585,384	$1,547	$—	$—

f. Waiver and Expense Reimbursements

Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and expenses related to securities sold short) of the Fund does not exceed 1.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

g. Other Affiliated Transactions

At September 30, 2017, Franklin Resources Inc., owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2017, the custodian fees were reduced as noted in the Statement of Operations.

21	Semiannual Report

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

5.  Income Taxes

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,918,543

Unrealized appreciation	$1,565,522
Unrealized depreciation	(238,460)

Net unrealized appreciation (depreciation)	$1,327,062

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and offering costs.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended September 30, 2017, aggregated $5,184,329 and $5,554,507 respectively.

7.  Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2017, the Fund did not use the Global Credit Facility.

9.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Semiannual Report	22

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

9.  Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

23	Semiannual Report

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

Abbreviations

Selected Portfolio
ADR American Depositary Receipt

Semiannual Report	24

TEMPLETON GLOBAL INVESTMENT TRUST

TEMPLETON DYNAMIC EQUITY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

25	Semiannual Report

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

During the six months ended September 30, 2017, frontier and emerging market economies overall continued to grow faster than developed market economies. Encouraging economic data from many frontier and emerging market countries and corporate earnings growth helped offset investor concerns about geopolitical tensions in the Korean peninsula and other regions. A rebound in global commodities in the third quarter also supported stocks. In this environment, frontier market stocks delivered a strong total return, as measured by the MSCI Frontier Markets Index.

In all economic environments, we are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Frontier Markets Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Mark Mobius

Executive Chairman

Templeton Emerging Markets Group

This letter reflects our analysis and opinions as of September 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Templeton Frontier Markets Fund	3

Performance Summary	7

Your Fund’s Expenses	9

Financial Highlights and Statement of Investments	10

Financial Statements	18

Notes to Financial Statements	22

Shareholder Information	31

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Templeton Frontier Markets Fund

We are pleased to bring you Templeton Frontier Markets Fund’s semiannual report for the period ended September 30, 2017. Effective May 31, 2017, the Fund reopened to new investors.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries” as defined in the prospectus. Such companies are organized under the laws of, have principal offices in, or have their principal securities trading markets in, frontier market countries; or derive at least 50% of their total revenue or profit from either goods or services produced or sales made in frontier market countries; or have at least 50% of their assets in, or are linked to currencies of, frontier market countries.

Performance Overview

The Fund’s Class A shares delivered a +17.53% cumulative total return for the six months under review. For comparison, the MSCI Frontier Markets Index, which measures stock performance in frontier markets, generated a +14.87% total return for the same period.1 Also for comparison, the Fund’s new second benchmark, the MSCI Frontier Emerging Markets (FEM) Select Countries Capped Index, a capped version of the MSCI FEM Index that measures stock performance in predominantly frontier market countries, produced a +13.15% total return.2 Finally, the Fund’s prior second benchmark, the Standard & Poor’s® Frontier Broad Market Index, which tracks performance of relatively small and illiquid frontier market stocks, posted a +11.09% total return for the same period.3 We believe the new second benchmark’s composition more accurately reflects the Fund’s holdings. Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s

Geographic Composition*

Based on Total Net Assets as of 9/30/17

*Information reflects the effect of a currency valuation adjustment. Please see Note 10 on page 30.

return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy grew during the six months under review, as many frontier and emerging market economies expanded and many developed market economies continued to recover.

Vietnam’s economic growth accelerated in 2017’s second and third quarters compared to the prior-year periods, driven largely

1. Source: Morningstar.

2. Source: Source: FactSet. The MSCI FEM Select Countries Capped Index was developed by MSCI for the Fund’s investment manager and represents a capped version of the MSCI FEM Index. MSCI applies caps on the exposure of the MSCI FEM Index to emerging market and frontier market countries to create the MSCI FEM Select Countries Capped Index so that the index reflects predominantly frontier market countries.

3. Source: Copyright © 2017, S&P Dow Jones Indices LLC. All rights reserved.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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by manufacturing and exports. The manufacturing sector benefited from strong foreign direct investment in labor-intensive, export-oriented manufacturing. The country’s exports, which encompass a variety of markets and products, contributed to higher household income. The services sector also contributed to the economy as private consumption and tourism grew. The central bank cut its benchmark interest rate during the period to support economic growth. In this environment, Vietnamese stocks delivered gains for the six-month period.

Argentina continued to recover from the recession in 2016, with the economy accelerating in 2017’s second quarter compared to the prior-year period, driven by public and private consumption growth. The central bank raised its short-term interest rate in an effort to curb inflation. MSCI’s decision in June to delay the reclassification of Argentina from the MSCI Frontier Markets Index to the MSCI Emerging Markets Index led to a stock market correction. However, stocks recovered following the mid-term legislative primary election in August, as many investors believed the results favored President Macri’s business-friendly reform effort. Argentine stocks ended the six-month period with strong gains.

Kuwait’s economy has been hampered by lower oil outputs and exports resulting from the production cuts by the Organization of the Petroleum Exporting Countries, which was extended to the first quarter of 2018. However, recent data indicated that the non-oil sector expanded as consumer confidence and spending rose. The central bank left its benchmark interest rate unchanged during the six-month period. Anticipation of FTSE Russell’s inclusion of Kuwait as a Secondary Emerging Market supported investor sentiment. In this environment, Kuwaiti stocks overall delivered strong returns for the six-month period.

Zimbabwe’s economy continued to struggle from weak domestic demand, public expenditure from a large government workforce, a declining tax base and generally poor liquidity conditions. Despite the government’s issuance of bond notes in August, liquidity conditions continued to tighten. Currency restrictions and concerns about the convertibility of bond notes and electronic cash into US dollars led investors to seek alternative stores of value, such as property and stocks, leading to a rapid increase in asset values, notably stocks, toward period-end. In this environment, Zimbabwe stocks generated triple-digit percentage gains during the six-month period. Please see the Manager’s Discussion section for additional information regarding a downward valuation adjustment for the Fund’s exposure to Zimbabwe.

Top 10 Countries*

9/30/17

% of Total Net Assets
Vietnam	14.3%
Argentina	11.5%
Kuwait	10.3%
Saudi Arabia	8.6%
Philippines	6.9%
Kenya	6.6%
Egypt	5.7%
Sri Lanka	5.5%
Bangladesh	3.7%
Zimbabwe	3.6%

*Information reflects the effect of a currency valuation adjustment. Please see Note 10 on page 30.

Frontier market stocks rose during the six months under review and performed in line with their emerging market counterparts as corporate earnings growth and encouraging economic data from many frontier and emerging market economies helped offset investor concerns about geopolitical tensions in the Korean peninsula and other regions. Further supporting frontier market stocks were generally higher commodity prices in the second half of the period. In this environment, frontier market stocks, as measured by the MSCI Frontier Markets Index, generated a +14.87% total return for the six months ended September 30, 2017.1

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included investments in DHG Pharmaceutical, KCB Group and Telecom Argentina.

DHG Pharmaceutical is one of Vietnam’s largest pharmaceutical companies. The company reported growth in first-half 2017 earnings, largely driven by greater tax savings, including tax incentives for a new factory. Gross profit margin remained

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high, as raw material prices continued to be stable and costs controlled. Investor expectations of a sales improvement in the second half of 2017 and merger-and-acquisition speculations further supported share price performance.

KCB Group, one of Kenya’s largest banks in asset terms, provides retail and commercial banking services. Its share price rebounded over the reporting period after a correction in 2016 resulting from a cap on lending interest rates. Meeting market expectations, KCB reported a slight drop in first-half 2017 earnings compared to the prior-year period. Earnings in the second quarter, however, showed a notable double-digit percentage improvement over the previous quarter. The company’s dividend announcement further supported investor sentiment.

Telecom Argentina is a major fixed-line telecommunication services provider in Argentina. The company also provides related services such as long-distance phone services, data transmission, information technology solutions outsourcing and internet services. Announcement of a merger with Cablevision, a leading Argentine-listed cable television and internet services provider, drove investor sentiment. Telecom Argentina also reported solid first-quarter and second-quarter 2017 corporate results during the reporting period.

In contrast, key detractors from the Fund’s absolute performance included positions in Binh Minh Plastics, Habib Bank and Saudi Dairy & Foodstuff Co.4 (SADAFCO).

Binh Minh Plastics is one of Vietnam’s largest plastic companies and has a significant nationwide market share. The company reported a double-digit percentage decline in first-half 2017 earnings due to rising material costs and higher discounts offered to distributors. Increasing competition also weighed on market sentiment. Its share price rebounded toward period-end, however, after the State Securities Commission granted the company approval to remove its foreign ownership limit.

Habib Bank is Pakistan’s biggest bank. News of a penalty of up to US$630 million by the New York State Department of Financial Services for failure to comply with New York laws and regulations designed to combat money laundering, terrorist financing and other illicit financial transactions weighed on the bank’s share price. However, the final penalty in the amount of US$225 million eased investor concerns. Additionally, following Pakistan’s upgrade from the MSCI Frontier Markets Index to the MSCI Emerging Markets Index, the Pakistani

Top 10 Holdings*

9/30/17

Company Sector/Industry, Country	% of Total Net Assets
DHG Pharmaceutical JSC Pharmaceuticals, Vietnam	5.4%
National Bank of Kuwait SAKP Banks, Kuwait	3.9%
Delta Corp. Ltd. Beverages, Zimbabwe	3.6%
East African Breweries Ltd. Beverages, Kenya	3.4%
KCB Group Ltd. Banks, Kenya	3.2%
Sonatel Diversified Telecommunication Services, Senegal	3.2%
Hatton National Bank PLC Banks, Sri Lanka	3.0%
Telecom Argentina SA Diversified Telecommunication Services, Argentina	3.0%
YPF Sociedad Anonima Oil, Gas & Consumable Fuels, Argentina	3.0%
Vietnam Dairy Products JSC Food Products, Vietnam	2.9%

*Information reflects the effect of a currency valuation adjustment. Please see Note 10 on page 30.

market corrected sharply due to political turmoil and weaker-than-expected foreign investment inflows.

SADAFCO is a leading producer and distributor of long-life milk, milk products and foodstuff items in Saudi Arabia. The company recorded a decline in fiscal first-quarter 2018 (ended June 30, 2017) sales and earnings compared to the prior-year period, due to weak consumption, intensifying competition and gross profit margin pressures. Cost control measures, however, supported operating margins.

Subsequent to period-end, a valuation adjustment was made for the Fund with respect to exposure to Zimbabwe. The Fund’s Zimbabwe exposure included holdings of currency and Delta, a Zimbabwean company with interests in beer brewing and the production and bottling of carbonated and non-carbonated soft drinks, juices, syrups and water. In addition, the company also owns a malting business and an extensive distribution business. The company reported an improvement in fiscal first-quarter 2018 (ended June 30, 2017) corporate results driven by a recovery in production volumes across most segments and improved consumer spending. Although Delta is reporting

4. Investments were made through participatory notes, which are equity access products structured as debt obligations and are issued or backed by banks and broker-dealers and designed to replicate equity market exposure in markets where direct investment is either impossible or difficult due to local investment restrictions.

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good numbers and operationally doing quite well in a tough environment, there have been some macro developments worth highlighting. The Zimbabwe stock exchange has seen an aggressive rally in share prices as the market looks for an alternative store of value to electronically held cash and recently issued bond notes. While Zimbabwe dollarized some years back, the issuing of bond notes had resulted in a loss of faith in locally held electronic cash and bond notes, and the market felt that these were not at parity to actual hard US dollars. To reflect this discount against the actual US dollar, a downward adjustment was made to the valuation of the currency on October 12, 2017. In accordance with financial reporting guidance, the impact of the adjustment has been reflected in this semiannual report. We continue to monitor the situation and will make adjustments accordingly. For further information regarding the presentation of the valuation adjustment for financial reporting purposes, please see Note 10 on page 30.

During the period, our continued search for investments we considered attractively valued led us to initiate exposures to Colombia and Peru and to increase holdings in the Philippines and Egypt. In sector terms, we increased holdings in consumer staples and materials.5 Key purchases included new investments in Metropolitan Bank & Trust, a major bank in the Philippines, and Compania de Minas Buenaventura, Peru’s largest precious metals company. We also increased our position in Global Telecom Holding, one of the Middle East and North Africa region’s biggest mobile operators.

Conversely, we reduced the Fund’s holdings in Pakistan, Argentina, Nigeria and Vietnam due to share redemptions, and as we focused on opportunities we considered to be more attractively valued within our investment universe. In sector terms, we reduced holdings in financials, health care and consumer discretionary.6 Key sales included reducing positions in Pakistani banks United Bank and Habib Bank and Argentine bank Banco Macro.

Thank you for your continued participation in Templeton Frontier Markets Fund. We look forward to serving your future investment needs.

Mark Mobius

Tom Wu

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

5. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The materials sector comprises metals and mining in the SOI.

6. The financials sector comprises banks and diversified financial services in the SOI. The health care sector comprises health care providers and services and pharmaceuticals in the SOI. The consumer discretionary sector comprises automobiles; diversified consumer services; and hotels, restaurants and leisure in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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Performance Summary as of September 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return	[2]	Average Annual Total Return	[3]

A
6-Month	+17.53%[4]		+10.77%
1-Year	+26.51%		+19.27%
5-Year	+10.10%		+0.74%
Since Inception (10/14/08)	+76.34%		+5.83%

Advisor
6-Month	+17.71%[4]		+17.71%[4]
1-Year	+26.87%		+26.87%
5-Year	+11.42%		+2.19%
Since Inception (10/14/08)	+80.52%		+6.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver

A	1.99%	2.09%
Advisor	1.75%	1.85%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/17 for financial reporting purposes and are reflected in the adjusted total returns shown in the Financial Highlights section of this report. These adjusted total returns differ from the total return information shown above.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,175.30	$11.45	$1,014.54	$10.61	2.10%
C	$1,000	$1,171.10	$15.51	$1,010.78	$14.37	2.85%
R	$1,000	$1,173.90	$12.81	$1,013.29	$11.86	2.35%
R6	$1,000	$1,177.80	$ 9.17	$1,016.65	$ 8.49	1.68%
Advisor	$1,000	$1,177.10	$10.10	$1,015.79	$ 9.35	1.85%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON GLOBAL INVESTMENT TRUST

Financial Highlights

Templeton Frontier Markets Fund

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.81	$10.19	$13.47	$18.10	$16.94	$14.79
Income from investment operations[a]:
Net investment income[b]	0.10	0.23	0.27	0.37	0.42	0.27
Net realized and unrealized gains (losses)	0.63	1.46	(2.77)	(3.89)	1.21	2.07
Total from investment operations	0.73	1.69	(2.50)	(3.52)	1.63	2.34
Less distributions from:
Net investment income	—	(0.07)	(0.78)	(0.55)	(0.32)	(0.19)
Net realized gains	—	—	—	(0.56)	(0.15)	—
Total distributions	—	(0.07)	(0.78)	(1.11)	(0.47)	(0.19)
Net asset value, end of period	$12.54	$11.81	$10.19	$13.47	$18.10	$16.94

Total return[c]	6.18%	16.62%	(18.75)%	(19.91)%	9.60%	16.06%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	2.21%	2.08%	2.15%	1.98%	1.99%	2.10%
Expenses net of waiver and payments by affiliates	2.10%	1.98%	2.15% [e]	1.98% [e]	1.99% [e]	2.10%
Net investment income	1.63%	2.07%	2.24%	2.09%	2.28%	1.55%

Supplemental data
Net assets, end of period (000’s)	$51,118	$50,737	$58,720	$148,693	$248,218	$197,288
Portfolio turnover rate	22.86%	29.11%	19.12%	19.14%	12.65%	5.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FINANCIAL HIGHLIGHTS

Templeton Frontier Markets Fund (continued)

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$10.05	$13.27	$17.82	$16.71	$14.60
Income from investment operations[a]:
Net investment income[b]	0.06	0.15	0.18	0.23	0.26	0.16
Net realized and unrealized gains (losses)	0.62	1.43	(2.72)	(3.81)	1.21	2.04
Total from investment operations	0.68	1.58	(2.54)	(3.58)	1.47	2.20
Less distributions from:
Net investment income	—	—	(0.68)	(0.41)	(0.21)	(0.09)
Net realized gains	—	—	—	(0.56)	(0.15)	—
Total distributions	—	—	(0.68)	(0.97)	(0.36)	(0.09)
Net asset value, end of period	$12.31	$11.63	$10.05	$13.27	$17.82	$16.71

Total return[c]	5.85%	15.82%	(19.32)%	(20.53)%	8.78%	15.25%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	2.96%	2.83%	2.88%	2.74%	2.74%	2.80%
Expenses net of waiver and payments by affiliates	2.85%	2.73%	2.88% [e]	2.74% [e]	2.74% [e]	2.80%
Net investment income	0.88%	1.32%	1.51%	1.33%	1.53%	0.85%

Supplemental data
Net assets, end of period (000’s)	$19,368	$20,188	$22,466	$37,770	$60,182	$44,086
Portfolio turnover rate	22.86%	29.11%	19.12%	19.14%	12.65%	5.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Templeton Frontier Markets Fund (continued)

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017	2016	2015	2014	2013

Class R

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.73	$10.13	$13.40	$18.03	$16.88	$14.74
Income from investment operations[a]:
Net investment income[b]	0.09	0.19	0.27	0.28	0.35	0.23
Net realized and unrealized gains (losses)	0.63	1.46	(2.78)	(3.84)	1.23	2.07
Total from investment operations	0.72	1.65	(2.51)	(3.56)	1.58	2.30
Less distributions from:
Net investment income	—	(0.05)	(0.76)	(0.51)	(0.28)	(0.16)
Net realized gains	—	—	—	(0.56)	(0.15)	—
Total distributions	—	(0.05)	(0.76)	(1.07)	(0.43)	(0.16)
Net asset value, end of period	$12.45	$11.73	$10.13	$13.40	$18.03	$16.88

Total return[c]	6.14%	16.41%	(18.89)%	(20.17)%	9.30%	15.91%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	2.46%	2.34%	2.40%	2.24%	2.24%	2.30%
Expenses net of waiver and payments by affiliates	2.35%	2.24%	2.40% [e]	2.24% [e]	2.24% [e]	2.30%
Net investment income	1.38%	1.81%	2.00%	1.83%	2.03%	1.35%

Supplemental data
Net assets, end of period (000’s)	$84	$129	$118	$302	$388	$307
Portfolio turnover rate	22.86%	29.11%	19.12%	19.14%	12.65%	5.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FINANCIAL HIGHLIGHTS

Templeton Frontier Markets Fund (continued)

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017	2016	2015	2014[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.81	$10.21	$13.51	$18.18	$17.11
Income from investment operations[b]:
Net investment income[c]	0.13	0.23	0.30	0.40	0.36
Net realized and unrealized gains (losses)	0.63	1.50	(2.75)	(3.88)	1.24
Total from investment operations	0.76	1.73	(2.45)	(3.48)	1.60
Less distributions from:
Net investment income	—	(0.13)	(0.85)	(0.63)	(0.38)
Net realized gains	—	—	—	(0.56)	(0.15)
Total distributions	—	(0.13)	(0.85)	(1.19)	(0.53)
Net asset value, end of period	$12.57	$11.81	$10.21	$13.51	$18.18

Total return[d]	6.44%	17.13%	(18.29)%	(19.63)%	9.41%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.79%	1.71%	1.65%	1.60%	1.61%
Expenses net of waiver and payments by affiliates	1.68%	1.61%	1.65% [f]	1.60% [f]	1.61% [f]
Net investment income	2.05%	2.44%	2.74%	2.47%	2.66%

Supplemental data
Net assets, end of period (000’s)	$5,489	$4,898	$62,640	$139,104	$161,459
Portfolio turnover rate	22.86%	29.11%	19.12%	19.14%	12.65%

aFor the period May 1, 2013 (effective date) to March 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Templeton Frontier Markets Fund (continued)

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.86	$10.22	$13.51	$18.18	$17.01	$14.84
Income from investment operations[a]:
Net investment income[b]	0.12	0.27	0.34	0.41	0.45	0.28
Net realized and unrealized gains (losses)	0.63	1.45	(2.82)	(3.92)	1.23	2.12
Total from investment operations	0.75	1.72	(2.48)	(3.51)	1.68	2.40
Less distributions from:
Net investment income	—	(0.08)	(0.81)	(0.60)	(0.36)	(0.23)
Net realized gains	—	—	—	(0.56)	(0.15)	—
Total distributions	—	(0.08)	(0.81)	(1.16)	(0.51)	(0.23)
Net asset value, end of period	$12.61	$11.86	$10.22	$13.51	$18.18	$17.01

Total return[c]	6.32%	16.85%	(18.53)%	(19.78)%	9.90%	16.44%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.96%	1.84%	1.90%	1.74%	1.74%	1.80%
Expenses net of waiver and payments by affiliates	1.85%	1.74%	1.90% [e]	1.74% [e]	1.74% [e]	1.80%
Net investment income	1.88%	2.31%	2.49%	2.33%	2.53%	1.85%

Supplemental data
Net assets, end of period (000’s)	$44,600	$54,164	$79,380	$523,037	$1,037,057	$846,037
Portfolio turnover rate	22.86%	29.11%	19.12%	19.14%	12.65%	5.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, September 30, 2017 (unaudited)

Templeton Frontier Markets Fund

		Industry	Shares	Value
	Common Stocks 89.7%
	Argentina 11.5%
	Banco Macro SA, ADR	Banks	22,916	$2,689,193
	BBVA Banco Frances SA, ADR	Banks	91,001	1,855,510
	Grupo Financiero Galicia SA, ADR	Banks	40,331	2,078,660
a	Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	117,595	3,626,630
	YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	160,109	3,567,228
				13,817,221
	Bangladesh 3.7%
	Beximco Pharmaceuticals Ltd.	Pharmaceuticals	336,188	437,840
	Brac Bank Ltd.	Banks	3,171,274	3,316,466
	Islami Bank Bangladesh Ltd.	Banks	1,740,800	738,784
				4,493,090
	Cambodia 0.5%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	1,048,311	636,100
	Colombia 0.5%
	Grupo Nutresa SA	Food Products	69,754	637,536
	Egypt 5.7%
	Commercial International Bank Egypt SAE	Banks	417,200	1,928,722
	Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	316,015	2,239,335
a	Global Telecom Holding SAE	Wireless Telecommunication Services	7,536,676	2,734,395
				6,902,452
	Kenya 6.6%
	East African Breweries Ltd.	Beverages	1,692,300	4,099,564
	KCB Group Ltd.	Banks	9,744,468	3,871,349
				7,970,913
	Kuwait 10.3%
	Agility Public Warehousing Co. KSC	Air Freight & Logistics	229,021	672,788
	Human Soft Holding Co. KSC	Diversified Consumer Services	179,645	2,344,179
b	Mezzan Holding Co.	Food Products	253,485	701,000
	Mobile Telecommunications Co. KSC	Wireless Telecommunication Services	1,923,572	3,261,803
	National Bank of Kuwait SAKP	Banks	1,850,487	4,663,909
a,c	National Gulf Holding	Diversified Financial Services	2,103,637	771,436
				12,415,115
	Nigeria 2.7%
	Guaranty Trust Bank PLC	Banks	8,837,790	984,712
	Nigerian Breweries PLC	Beverages	2,764,965	1,247,700
	UAC of Nigeria PLC	Food Products	10,453,543	438,234
	Zenith Bank PLC	Banks	9,237,992	604,715
				3,275,361
	Oman 2.1%
	Bank Muscat SAOG	Banks	2,481,598	2,539,609
	Pakistan 2.8%
	Habib Bank Ltd.	Banks	286,800	487,101
	Indus Motor Co. Ltd.	Automobiles	57,414	930,346
	United Bank Ltd.	Banks	1,105,400	1,971,588
				3,389,035

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TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Peru 3.5%
	Alicorp SA	Food Products	257,788	$732,047
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	111,550	1,426,724
d	InRetail Peru Corp., Reg S	Food & Staples Retailing	71,862	1,365,378
d	Intercorp Financial Services Inc., Reg S	Banks	20,160	746,122
				4,270,271
	Philippines 6.9%
	Ayala Corp.	Diversified Financial Services	37,200	709,205
	BDO Unibank Inc.	Banks	785,300	2,017,290
	DMCI Holdings Inc.	Industrial Conglomerates	2,799,700	858,407
	GT Capital Holdings Inc.	Diversified Financial Services	21,705	495,278
	Metropolitan Bank & Trust Co.	Banks	1,526,870	2,595,825
	Robinsons Retail Holdings Inc.	Food & Staples Retailing	838,890	1,632,290
				8,308,295
	Romania 1.8%
	Banca Transilvania	Banks	1,931,382	1,101,945
	OMV Petrom SA	Oil, Gas & Consumable Fuels	14,474,297	1,075,064
				2,177,009
	Senegal 3.2%
	Sonatel	Diversified Telecommunication Services	93,372	3,836,066
	Sri Lanka 5.5%
	Commercial Bank of Ceylon PLC	Banks	1,618,485	1,469,620
	Hatton National Bank PLC	Banks	1,862,392	2,859,042
	Hatton National Bank PLC, non-voting	Banks	633,732	790,716
	Hemas Holdings PLC	Industrial Conglomerates	1,871,299	1,454,694
				6,574,072
	Togo 0.2%
	Ecobank Transnational Inc.	Banks	3,886,444	188,368
	Ukraine 1.4%
d	MHP SE, GDR, Reg S	Food Products	148,647	1,664,846
	United Arab Emirates 2.9%
	Aramex PJSC	Air Freight & Logistics	2,559,475	3,470,616
	Vietnam 14.3%
	Binh Minh Plastics JSC	Building Products	955,767	3,258,774
	DHG Pharmaceutical JSC	Pharmaceuticals	1,388,878	6,507,502
	Hoa Phat Group JSC	Metals & Mining	871,471	1,491,431
	Imexpharm Pharmaceutical JSC	Pharmaceuticals	535,938	1,485,442
	Vietnam Container Shipping JSC	Marine	383,130	950,661
	Vietnam Dairy Products JSC	Food Products	535,057	3,512,121
				17,205,931
	Zimbabwe 3.6%
c,e	Delta Corp. Ltd.	Beverages	5,908,770	4,391,250
	Total Common Stocks (Cost $83,649,159)			108,163,156

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TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

		Industry	Shares	Value
f	Participatory Notes 8.6%
	Saudi Arabia 8.6%
g	Deutsche Bank AG/London, Savola Al-Azizia United Co., 144A, 8/06/20	Food Products	64,693	$784,931
	HSBC Bank PLC,
	Mouwasat Medical Services Co., 3/05/18	Health Care Providers & Services	42,458	1,797,931
	[g] Samba Financial Group, 144A, 5/06/20	Banks	345,790	2,213,027
g	Morgan Stanley BV,
	Al Rajhi Bank, 144A, 7/02/18	Banks	28,187	496,836
	Saudi British Bank, 144A, 7/23/18	Banks	130,910	946,030
	Saudi Dairy & Foodstuff Co., 144A, 2/05/18	Food Products	96,049	3,073,527
	[a] Savola Al-Azizia United Co., 144A, 7/23/18	Food Products	92,035	1,116,677
	Total Participatory Notes (Cost $9,809,440)			10,428,959
	Preferred Stocks (Cost $1,250,870) 1.1%
	Colombia 1.1%
h	Bancolombia SA, 2.754%, ADR, pfd.	Banks	28,700	1,314,173
	Total Investments before Short Term Investments (Cost $94,709,469)			119,906,288

	Short Term Investments (Cost $2,526,047) 2.1%

	Money Market Funds 2.1%
	United States 2.1%
i,j	Institutional Fiduciary Trust Money Market Portfolio, 0.67%		2,526,047	2,526,047
	Total Investments (Cost $97,235,516) 101.5%			122,432,335
	Other Assets, less Liabilities (1.5)%			(1,773,308)
	Net Assets 100.0%			$120,659,027

See Abbreviations on page 30.

aNon-income producing.

bA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $3,776,346, representing 3.1% of net assets.

eSee Note 10 regarding currency valuation adjustment.

fSee Note 1(e) regarding Participatory Notes.

gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $8,631,028, representing 7.2% of net assets.

hVariable rate security. The rate shown represents the yield at period end.

iSee Note 3(f) regarding investments in affiliated management investment companies.

jThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

TEMPLETON GLOBAL INVESTMENT TRUST

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (unaudited)

Templeton Frontier Markets Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$94,709,469
Cost - Non-controlled affiliates (Note 3f)	2,526,047
Value - Unaffiliated issuers	$119,906,288
Value - Non-controlled affiliates (Note 3f)	2,526,047
Restricted currency, at value (cost $1,353,237) (Note 1d and 10)	365,374
Receivables:
Investment securities sold	527,879
Capital shares sold	55,149
Dividends	845,374
Other assets	69
Total assets	124,226,180
Liabilities:
Payables:
Investment securities purchased	389,564
Capital shares redeemed	146,597
Management fees	143,827
Distribution fees	57,295
Transfer agent fees	18,112
Trustees’ fees and expenses	1,643
Deferred tax	2,668,965
Accrued expenses and other liabilities	141,150
Total liabilities	3,567,153
Net assets, at value	$120,659,027
Net assets consist of:
Paid-in capital	$386,662,175
Undistributed net investment income	561,753
Net unrealized appreciation (depreciation)	21,446,998
Accumulated net realized gain (loss)	(288,011,899)
Net assets, at value	$120,659,027

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Statement of Assets and Liabilities (continued)

September 30, 2017 (unaudited)

Templeton Frontier Markets Fund

Class A:
Net assets, at value	$51,117,917
Shares outstanding	4,075,444
Net asset value per share[a]	$12.54
Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.31
Class C:
Net assets, at value	$19,367,500
Shares outstanding	1,573,258
Net asset value and maximum offering price per share[a]	$12.31
Class R:
Net assets, at value	$ 83,905
Shares outstanding	6,741
Net asset value and maximum offering price per share	$12.45
Class R6:
Net assets, at value	$ 5,489,410
Shares outstanding	436,553
Net asset value and maximum offering price per share	$12.57
Advisor Class:
Net assets, at value	$44,600,295
Shares outstanding	3,535,773
Net asset value and maximum offering price per share	$12.61

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2017 (unaudited)

Templeton Frontier Markets Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$2,363,639
Non-controlled affiliates (Note 3f)	14,448
Total investment income	2,378,087
Expenses:
Management fees (Note 3a)	924,729
Distribution fees: (Note 3c)
Class A	64,767
Class C	103,082
Class R	262
Transfer agent fees: (Note 3e)
Class A	47,058
Class C	18,395
Class R	93
Class R6	161
Advisor Class	43,287
Custodian fees (Note 4)	94,660
Reports to shareholders	22,483
Registration and filing fees	44,777
Professional fees	37,079
Trustees’ fees and expenses	4,786
Other	7,667
Total expenses	1,413,286
Expenses waived/paid by affiliates (Note 3f and 3g)	(73,067)
Net expenses	1,340,219
Net investment income	1,037,868
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	5,443,519
Foreign currency transactions	(1,430,245)
Net realized gain (loss)	4,013,274
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,902,474
Translation of other assets and liabilities denominated in foreign currencies	(860,003)
Change in deferred taxes on unrealized appreciation	(296,285)
Net change in unrealized appreciation (depreciation)	2,746,186
Net realized and unrealized gain (loss)	6,759,460
Net increase (decrease) in net assets resulting from operations	$7,797,328

*Foreign taxes withheld on dividends	$212,193
#Net of foreign taxes	$376,622

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Frontier Markets Fund

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,037,868	$ 4,173,992
Net realized gain (loss)	4,013,274	(16,651,320)
Net change in unrealized appreciation (depreciation)	2,746,186	40,466,765
Net increase (decrease) in net assets resulting from operations	7,797,328	27,989,437
Distributions to shareholders from:
Net investment income:
Class A	—	(335,961)
Class R	—	(561)
Class R6	—	(623,678)
Advisor Class	—	(411,436)
Total distributions to shareholders	—	(1,371,636)
Capital share transactions: (Note 2)
Class A	(2,768,617)	(15,967,017)
Class C	(2,016,496)	(5,376,370)
Class R	(52,110)	(8,467)
Class R6	274,284	(63,834,092)
Advisor Class	(12,691,105)	(34,640,098)
Total capital share transactions	(17,254,044)	(119,826,044)
Net increase (decrease) in net assets	(9,456,716)	(93,208,243)
Net assets:
Beginning of period	130,115,743	223,323,986
End of period	$120,659,027	$ 130,115,743
Undistributed net investment income included in net assets:
End of period	$ 561,753	$ —
Distributions in excess of net investment income included in net assets:
End of period	$ —	$ (476,115)

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TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Financial Statements (unaudited)

Templeton Frontier Markets Fund

1. Organization and Significant Accounting Policies

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Frontier Markets Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. The Fund was closed to new investors with limited exceptions effective at the close of market June 28, 2013. On February 28, 2017, the Trust’s Board of Trustees (the Board) approved the reopening of the Fund to new investors effective May 31, 2017.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Board, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Restricted Currency

At September 30, 2017, the Fund held currencies in certain markets in which the ability to repatriate such currency is limited. As a result of such limitations on repatriation the Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements in currency value.

e. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

franklintempleton.com	Semiannual Report	23

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

1. Organization and Significant Accounting Policies (continued)

f. Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

2. Shares of Beneficial Interest

At September 30, 2017, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017

	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	248,128	$3,154,773	358,479	$3,890,215
Shares issued in reinvestment of distributions	—	—	29,439	317,868
Shares redeemed	(469,054)	(5,923,390)	(1,853,385)	(20,175,100)
Net increase (decrease)	(220,926)	$(2,768,617)	(1,465,467)	$(15,967,017)

Class C Shares:
Shares sold	43,324	$537,918	86,969	$931,579
Shares redeemed	(205,267)	(2,554,414)	(586,495)	(6,307,949)
Net increase (decrease)	(161,943)	$(2,016,496)	(499,526)	$(5,376,370)

Class R Shares:
Shares sold	502	$6,350	910	$9,879
Shares issued in reinvestment of distributions	—	—	52	561
Shares redeemed	(4,733)	(58,460)	(1,676)	(18,907)
Net increase (decrease)	(4,231)	$(52,110)	(714)	$(8,467)

Class R6 Shares:
Shares sold	50,070	$625,963	276,381	$2,979,940
Shares issued in reinvestment of distributions	—	—	53,023	572,810
Shares redeemed	(28,117)	(351,679)	(6,047,602)	(67,386,842)
Net increase (decrease)	21,953	$274,284	(5,718,198)	$(63,834,092)

Advisor Class Shares:
Shares sold	342,004	$4,317,087	812,285	$8,902,044
Shares issued in reinvestment of distributions	—	—	28,625	310,287
Shares redeemed	(1,372,702)	(17,008,192)	(4,044,314)	(43,852,429)
Net increase (decrease)	(1,030,698)	$(12,691,105)	(3,203,404)	$(34,640,098)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.450%	Up to and including $500 million
1.400%	Over $500 million, up to and including $5 billion
1.350%	Over $5 billion, up to and including $10 billion
1.300%	Over $10 billion, up to and including $15 billion
1.250%	Over $15 billion, up to and including $20 billion
1.200%	In excess of $20 billion

For the period ended September 30, 2017, the annualized effective investment management fee rate was 1.450% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$2,776
CDSC retained	$238

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2017, the Fund paid transfer agent fees of $108,994, of which $52,936 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to April 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.67%	3,905,877	25,828,789	(27,208,619)	2,526,047	$2,526,047	$14,448	$ —	$ —

g. Waiver and Expense Reimbursements

TAML has contractually agreed in advance to limit the investment management fees to 1.35% of the average daily net assets of the Fund until July 31, 2018.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until July 31, 2018. There were no Class R6 transfer agent fees waived during the period ended September 30, 2017.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2017, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

5. Income Taxes (continued)

At March 31, 2017, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$33,243,619
Long term	255,318,227
Total capital loss carryforwards	$288,561,846

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$100,748,171

Unrealized appreciation	$40,893,730
Unrealized depreciation	(19,209,566)
Net unrealized appreciation (depreciation)	$21,684,164

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2017, aggregated $27,817,373 and $38,158,125, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Such risks may be greater when investing in emerging markets securities, of which frontier markets are a sub-set, due to underdeveloped legal, business, political or other frameworks necessary to support securities markets. Frontier markets generally have smaller economies and magnify the risks of investing in developing markets and may include the potential for extreme price volatility, government ownership, protectionist measures and unsettled securities laws. In addition, certain foreign securities may not be as liquid as U.S. securities, or may have restrictions or delays in repatriation into U.S. dollars.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2017, the Fund did not use the Global Credit Facility.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$11,643,679	$—	$771,436	$12,415,115
Zimbabwe	—	—	4,391,250	4,391,250
All Other Equity Investments[b]	92,670,964	—	—	92,670,964
Participatory Notes	—	10,428,959	—	10,428,959
Short Term Investments	2,526,047	—	—	2,526,047
Total Investments in Securities	$106,840,690	$10,428,959	$5,162,686	$122,432,335

aIncludes common and preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets is as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[b]
Kuwait	$803,679	$—	$ —	$—	$—	$—	$(32,243)	$ 771,436	$(32,243)
Zimbabwe	—	—	4,391,250	—	—	—	—	4,391,250	—
Total	$803,679	$—	$4,391,250	$—	$—	$—	$(32,243)	$5,162,686	$(32,243)

aThe investment was transferred into Level 3 as a result of the unavailability of a foreign exchange rate to translate the value into the U.S. dollar equivalent.

bIncludes common and preferred stocks.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

9. Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2017, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:
Kuwait	$ 771,436	Market Comparables	Discount for lack of marketability	10.0%	Decrease	[b]

Zimbabwe (Note 10)	4,391,250	Market Comparables	Implied foreign exchange rate	3.7	Decrease	[c]

Total	$5,162,686

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bRepresents a significant impact to fair value but not net assets.

cRepresents a significant impact to fair value and net assets.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except the following:

On October 12, 2017, the VC determined that currency quotations in Zimbabwe were unreliable and implemented a currency valuation adjustment for the Fund’s investments and cash held locally. Although the Zimbabwean economy adopted the US dollar as its official currency in 2009 after a period of severe hyperinflation and economic decline, currency repatriation restrictions and the additional issuance of alternative forms of currency have prompted inflationary pressures and caused investors to seek alternative stores of value. Near the end of the reporting period, asset prices appreciated suddenly and significantly, signaling a lack of confidence in the ability to convert local forms of currency into actual US dollars. This currency valuation adjustment resulted in a material downward adjustment of $(12,860,502), to the Fund’s net assets. The impact of this adjustment has been reflected in the Fund’s financial statements.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

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TEMPLETON GLOBAL INVESTMENT TRUST

TEMPLETON FRONTIER MARKETS FUND

Shareholder Information

Board Approval of Investment Management Agreements

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Frontier Markets Fund

(Fund)

At an in-person meeting held on May 23, 2017 (Meeting), the Board of Trustees (Board) of Templeton Global Investment Trust, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved, and recommended to shareholders the approval of, a new investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Fund (FTIML IM Agreement) and a new investment sub-advisory agreement between FTIML and Franklin Templeton Investments (ME) Limited (FTIME), an affiliate of FTIML, on behalf of the Fund (FTIME Sub-Advisory Agreement, collectively with the FTIML IM Agreement, the Management Agreements) for an initial two year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FTIML and FTIME are each referred to herein as a Manager.

The Board reviewed and considered information provided by the Managers at the Meeting specifically for the purpose of considering the approval of the Management Agreements. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager under the Management Agreements; (ii) the Managers’ experience as managers of other funds and accounts, including those within the Franklin Templeton Investments (FTI) organization; (iii) the Managers’ strength and reputation within the industry; (iv) the extent to which economies of scale may be realized as the Fund grows; and (v) the fairness and reasonableness of the compensation under the proposed Management Agreements.

The Board noted that management proposed that the Board approve the Management Agreements in order to facilitate certain portfolio management team changes. The Board also noted that the terms of the FTIML IM Agreement and the terms of the Fund’s current investment management agreement with Templeton Asset Management Ltd. (TAML) are substantially the same, with a few exceptions, including the incorporation into the FTIML IM Agreement of provisions in the latest forms of investment management agreements used across the Franklin

Templeton Investments (FTI) organization. The Board further noted that the terms of the FTIME Sub-Advisory Agreement are consistent with the terms of the latest forms of sub-advisory agreements used across the FTI organization for wholly owned sub-advisers. The Board confirmed with management that under the Management Agreements there will be no change in the level of investment management fees to be paid by the Fund, nor any change in the nature or quality of services to be provided to the Fund.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the proposed management fees are fair and reasonable and that the Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by each Manager to the Fund and its shareholders. In particular, the Board reviewed and considered information regarding the Manager’s experience as manager of other funds and accounts, including those within the FTI organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager and the Manager’s capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI organization. The Board’s review and consideration of such information included its review and consideration of specific information provided with respect to the members of the Fund’s new portfolio management team, including their background and skills as well as their expertise in managing other funds with similar strategies to the Fund within the FTI organization. The Board noted that management was not proposing to change the Fund’s investment goal, principal investment strategies or principal risks in connection with the approval of the Management Agreements.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager to the Fund and its shareholders.

Fund Performance

The Board noted that the members of the proposed portfolio management team were new to the Fund and would replace the

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TEMPLETON GLOBAL INVESTMENT TRUST

TEMPLETON FRONTIER MARKETS FUND

SHAREHOLDER INFORMATION

Fund’s current portfolio management team. Accordingly, the Board did not consider the historic performance results of the Fund, other than to note prior discussions with management regarding the Fund’s underperformance. The Board determined that it needed time to evaluate the effectiveness of management’s actions.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the investment management fee to be charged by FTIML and the investment sub-advisory fee to be charged by FTIME. The Board concluded that the investment management fee and investment sub-advisory fee are fair and reasonable. In doing so, the Board confirmed with management that under the Management Agreements there will be no change in the level of investment management fees to be paid by the Fund. The Board noted that the addition of FTIME as a sub-adviser to the Fund will have no impact on the amount of the management fees that are paid by the Fund because FTIME’s fees will be deducted from the fees that FTIML receives from the Fund. The Board further noted that the allocation of the fee between the Managers reflected the services to be provided by each.

Profitability

The Board did not specifically consider information regarding the profitability of either Manager with respect to the management of the Fund, as each Manager is a new manager for the Fund. The Board noted that it annually considers profitability information that addresses the overall profitability of FTI’s U.S. fund business and that the Board will consider the profitability of the Managers with respect to the management of the Fund at that time. The Board also considered the extent to which each Manager might derive ancillary benefits from fund operations.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the new Management Agreements for an initial two year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter

Templeton Frontier Markets Fund

Investment Manager

Templeton Asset Management Ltd.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	096 S 11/17

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

During the six months ended September 30, 2017, emerging market economies overall continued to grow faster than developed market economies. Encouraging economic data from many emerging market countries and corporate earnings growth helped offset investor concerns about geopolitical tensions in the Korean peninsula and other regions. Further supporting stocks were a rebound in global commodities in the third quarter, emerging market currencies’ overall strength against the US dollar, and investment inflows into emerging market equity funds. In this environment, emerging market small cap stocks overall delivered positive returns, as measured by the MSCI Emerging Markets Small Cap Index.

In all economic environments, we are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Emerging Markets Small Cap Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Mark Mobius

Executive Chairman

Templeton Emerging Markets Group

This letter reflects our analysis and opinions as of September 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Templeton Emerging Markets Small Cap Fund	3

Performance Summary	7

Your Fund’s Expenses	9

Financial Highlights and Statement of Investments	10

Financial Statements	20

Notes to Financial Statements	24

Shareholder Information	32

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Templeton Emerging Markets Small Cap Fund

We are pleased to bring you Templeton Emerging Markets Small Cap Fund’s semiannual report for the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small cap companies located in emerging market countries, as defined in the Fund’s prospectus.

Performance Overview

The Fund’s Class A shares delivered a +9.83% cumulative total return for the six months under review. For comparison, the MSCI Emerging Markets (EM) Small Cap Index, which measures performance of small cap stocks in emerging markets, generated a +8.63% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Emerging market economies in general continued to grow faster than developed market economies during the six months under review. China’s economy grew faster in the second and third quarters of 2017 compared to the prior-year periods, driven by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. India’s economy grew at a slower pace during the period, with

Geographic Composition

Based on Total Net Assets as of 9/30/17

the second quarter of 2017 pressured by slower consumer spending and export growth. In the second quarter, Russia’s economy grew at the fastest annualized rate in nearly five years, driven by growth in wholesale and retail trade, mining, manufacturing, and construction. Brazil’s quarterly gross domestic product (GDP) grew in the first two quarters of 2017, following the recession in 2015–2016. After two quarterly declines, South Africa’s GDP grew in 2017’s second quarter, driven by agriculture, forestry and fishing growth. Among other emerging markets, South Korea’s, Taiwan’s and Turkey’s economies continued to grow.

Several central banks, including those of Mexico and the Czech Republic, raised their benchmark interest rates during the six-month period, while some, including those of South Africa and Chile, lowered their benchmark interest rates. The Bank of Russia reduced its key rate several times, noting at its September meeting that it still has the capacity for additional rate reductions over the next two quarters. Brazil’s central bank cut its benchmark interest rate several times during the period to support economic growth. India’s central bank reduced its benchmark interest rate in August due to slower inflation growth, after keeping it unchanged throughout most of the period. China’s, South Korea’s, Malaysia’s and South Korea’s

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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TEMPLETON EMERGING MARKETS SMALL CAP FUND

central banks left their benchmark interest rates unchanged during the period.

Emerging market small cap stocks rose during the six months under review, as corporate earnings growth and encouraging economic data from China and other emerging market countries helped offset investor concerns about geopolitical tensions in the Korean peninsula and other regions. Further supporting stocks were generally higher commodity prices in the second half of the period, emerging market currencies’ overall strength against the US dollar, and investment inflows into emerging market equity funds. In this environment, emerging market small cap stocks, as measured by the MSCI EM Small Cap Index, generated a +8.63% total return for the six months ended September 30, 2017.1

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included investments in Bajaj Holdings & Investment, Sunny Optical Technology Group and Wizz Air Holdings.

Bajaj Holdings & Investment’s key holdings include Bajaj Auto, India’s second-largest manufacturer of two-wheeled vehicles and largest manufacturer of three-wheeled vehicles, and Bajaj Finserv, which is involved in insurance and consumer financing. The improved performance at Bajaj Finserv and investor expectations of future growth supported the holding company’s share price performance. Bajaj Finserv continues to have strong loan growth with increasing profitability.

Sunny Optical Technology is a leading manufacturer of optical-related products in China with strong design and production capabilities. The company is China’s top handset camera lens maker. Sunny Optical reported significantly better-than-expected first-half 2017 corporate results, with double-digit percentage growth in sales and triple-digit

Top 10 Countries

9/30/17

% of Total Net Assets
India	19.0%
China	13.0%
South Korea	9.5%
Taiwan	8.2%
Turkey	4.8%
Russia	4.0%
Vietnam	3.6%
Brazil	3.5%
Hong Kong	3.3%
Egypt	2.6%

percentage growth in net profit. Improved profit margins, strong shipment growth and growing use of dual camera lenses in Chinese branded mobile phones supported earnings. Management also upgraded full-year shipment guidance.

Wizz Air is one of the largest ultra-low cost airline carriers in Central and Eastern Europe’s low cost carrier market. Fiscal first-quarter 2018 (ended June 30, 2017) net income exceeded market expectations, largely driven by strong vacation traffic. Strong growth prospects and a competitive unit-cost structure provided investors with additional reasons to maintain a positive view on the stock.

In contrast, key detractors from the Fund’s absolute performance included positions in Vieworks, PChome Online and Habib Bank.

Vieworks develops and produces digital medical systems based on digital image acquisition, digital image processing and digital communication. The South Korea-based company reported double-digit percentage growth in sales and operating profits in 2017’s second quarter. However, expectations of a slowdown in digital x-ray detector exports over the short term dampened investor sentiment in the stock.

PChome Online is a leading Taiwanese e-commerce company that operates multiple e-commerce business models, including business to consumer (B2C), consumer to consumer, and business to business to consumer, where the company has leading market shares. The company reported a double-digit percentage decline in second-quarter 2017 net income compared to the prior-year period, largely due to a shipping subsidy and lower gross profit margin in the B2C business. Sales in the B2C business, however, continued to grow, and competition in the B2C segment is expected to ease.

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TEMPLETON EMERGING MARKETS SMALL CAP FUND

Top 10 Holdings 9/30/17
Company Sector/Industry, Country	% of Total Net Assets
Bajaj Holdings & Investment Ltd. Diversified Financial Services, India	4.2%
Apollo Tyres Ltd. Auto Components, India	2.6%
Federal Bank Ltd. Banks, India	2.3%
Tata Chemicals Ltd. Chemicals, India	1.8%
Sunny Optical Technology Group Co. Ltd. Electronic Equipment, Instruments & Components, China	1.7%
Luk Fook Holdings (International) Ltd. Specialty Retail, Hong Kong	1.7%
Mail.Ru Group Ltd. Internet Software & Services, Russia	1.6%
Redington India Ltd. Electronic Equipment, Instruments & Components, India	1.6%
Hoa Phat Group JSC Metals & Mining, Vietnam	1.4%
Medy-tox Inc. Biotechnology, South Korea	1.4%

Habib Bank is Pakistan’s biggest bank. News of a penalty of up to US$630 million by the New York State Department of Financial Services for failure to comply with New York laws and regulations designed to combat money laundering, terrorist financing and other illicit financial transactions weighed on the bank’s share price. However, the final penalty in the amount of US$225 million eased investor concerns. Additionally, following Pakistan’s upgrade from the MSCI Frontier Markets Index to the MSCI EM Index, the Pakistani market corrected sharply due to political turmoil and weaker-than-expected foreign investment inflows.

During the period, our continued search for investments we believed to be undervalued and trading at what we considered attractive valuations led us to initiate an exposure to Hungary and increase holdings in China, India and Russia. Additionally, we made some purchases in Hong Kong, India, South Korea and Taiwan, as we found investments in these countries with strong fundamentals. In sector terms, we made purchases in consumer discretionary and increased holdings in health care, information technology (IT) and materials.2 Key purchases included new investments in Gedeon Richter, a major pharmaceutical company in Hungary and one of the largest in Central and Eastern Europe, and Silicon Works, one of South Korea’s largest fabless integrated circuit design companies. We also increased our position in Apollo Tyres, a leading Indian tire company.

Conversely, the attainment of our sell targets for certain investments and the availability of opportunities we considered to be more attractively valued within our investment universe led us to sell a number of holdings. Key sales included closing our position in Coca-Cola Icetek, a Turkish Coca-Cola bottler. We also reduced holdings in Federal Bank, a mid-size Indian bank, and Digital China Holdings, a Chinese provider of general IT products and systems products.

Thank you for your continued participation in Templeton Emerging Markets Small Cap Fund. We look forward to serving your future investment needs.

Chetan Sehgal, CFA Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

2. The consumer discretionary sector comprises auto components; automobiles; diversified consumer services; hotels, restaurants and leisure; household durables; internet and direct marketing retail; leisure products; media; specialty retail; and textiles, apparel and luxury goods in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI. The IT sector comprises electronic equipment, instruments and components; internet software and services; IT services; semiconductors and semiconductor equipment; and technology hardware, storage and peripherals in the SOI. The materials sector comprises chemicals, construction materials, containers and packaging, and metals and mining in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON EMERGING MARKETS SMALL CAP FUND

Chetan Sehgal is an executive vice president and the Director of Global Emerging Markets/Small Cap Strategies for the Templeton Emerging Markets Group. In this capacity, he is responsible for strengthening the overall Global Emerging Markets and Small Cap strategies, providing guidance and thought leadership, coordinating appropriate resources and coverage, and leveraging the group’s expertise to add value across products within the strategies. Prior to joining Franklin Templeton in 1995, Mr. Sehgal was a senior ratings analyst for the Credit Rating Information Services of India, Ltd.

Mr. Sehgal earned a B.E. mechanical (honors) from the University of Bombay and a post-graduate diploma in management from the Indian Institute of Management in Bangalore, where he specialized in finance and business policy and graduated as an institute scholar. Mr. Sehgal speaks English and Hindi and is a Chartered Financial Analyst (CFA) charterholder.

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TEMPLETON EMERGING MARKETS SMALL CAP FUND

Performance Summary as of September 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return	[2]	Average Annual Total Return	[3]

A
6-Month	+9.83%		+3.55%
1-Year	+14.82%		+8.25%
5-Year	+39.66%		+5.65%
10-Year	+29.10%		+1.98%

Advisor
6-Month	+10.04%		+10.04%
1-Year	+15.21%		+15.21%
5-Year	+41.73%		+7.22%
10-Year	+33.03%		+2.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS SMALL CAP FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

A	1.97%	1.98%
Advisor	1.72%	1.73%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/18. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON EMERGING MARKETS SMALL CAP FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 9/30/17	Expenses Paid During Period[2,3,4]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[2,3,4]	Net Annualized Expense Ratio[4]
A	$1,000	$1,098.30	$ 9.99	$1,015.54	$ 9.60	1.90%
C	$1,000	$1,094.30	$13.91	$1,011.78	$13.36	2.65%
R	$1,000	$1,097.40	$11.30	$1,014.29	$10.86	2.15%
R6	$1,000	$1,004.20	$ 2.47	$1,017.55	$ 7.59	1.50%
Advisor	$1,000	$1,100.40	$ 8.69	$1,016.80	$ 8.34	1.65%

1. For Classes A, C, R and Advisor, 4/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 4/1/17 for Hypothetical.

2. For Classes A, C, R and Advisor, 4/1/17–9/30/17. For Class R6, 8/1/17–9/30/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 60/365 for Actual Class R6 expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON GLOBAL INVESTMENT TRUST

Financial Highlights

Templeton Emerging Markets Small Cap Fund

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017		2016	2015	2014	2013
Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.02	$11.41		$12.25	$11.64	$11.75	$10.47
Income from investment operations[a]:
Net investment income[b]	0.08	0.16	[c]	0.04	— [d]	0.06	0.03
Net realized and unrealized gains (losses)	1.20	1.65		(0.85)	0.63	(0.09)	1.35
Total from investment operations	1.28	1.81		(0.81)	0.63	(0.03)	1.38
Less distributions from:
Net investment income	—	(0.20)		(0.03)	(0.02)	(0.08)	(0.04)
Net realized gains	—	—		—	—	—	(0.06)
Total distributions	—	(0.20)		(0.03)	(0.02)	(0.08)	(0.10)
Net asset value, end of period	$14.30	$13.02		$11.41	$12.25	$11.64	$11.75

Total return[e]	9.83%	16.09%		(6.60)%	5.40%	(0.26)%	13.37%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.92%	1.98%		2.00%	2.04%	2.11%	2.16%
Expenses net of waiver and payments by affiliates	1.90%	1.97%		1.99%	2.02%	2.10%	2.10%
Net investment income (loss)	1.18%	1.25%	[c]	0.33%	(0.05)%	0.39%	0.25%

Supplemental data
Net assets, end of period (000’s)	$293,522	$257,388		$257,977	$277,148	$235,046	$229,475
Portfolio turnover rate	2.89%	21.26%		18.09%	19.21%	22.47%	15.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

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TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Small Cap Fund (continued)

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017		2016	2015	2014	2013
Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.51	$10.96		$11.82	$11.30	$11.42	$10.21
Income from investment operations[a]:
Net investment income (loss)[b]	0.03	0.07	[c]	(0.04)	(0.08)	(0.02)	(0.04)
Net realized and unrealized gains (losses)	1.15	1.59		(0.82)	0.60	(0.09)	1.31
Total from investment operations	1.18	1.66		(0.86)	0.52	(0.11)	1.27
Less distributions from:
Net investment income	—	(0.11)		—	—	(0.01)	—
Net realized gains	—	—		—	—	—	(0.06)
Total distributions	—	(0.11)		—	—	(0.01)	(0.06)
Net asset value, end of period	$13.69	$12.51		$10.96	$11.82	$11.30	$11.42

Total return[d]	9.43%	15.29%		(7.28)%	4.60%	(0.91)%	12.53%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.67%	2.72%		2.73%	2.74%	2.81%	2.86%
Expenses net of waiver and payments by affiliates	2.65%	2.71%		2.72%	2.72%	2.80%	2.80%
Net investment income (loss)	0.43%	0.51%	[c]	(0.40)%	(0.75)%	(0.31)%	(0.45)%

Supplemental data
Net assets, end of period (000’s)	$72,776	$62,889		$62,148	$73,687	$62,917	$64,459
Portfolio turnover rate	2.89%	21.26%		18.09%	19.21%	22.47%	15.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.26)%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Small Cap Fund (continued)

	Six Months Ended September 30, 2017	Year Ended March 31,
	(unaudited)	2017		2016	2015		2014	2013
Class R

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.93	$11.33		$12.16	$11.56		$11.67	$10.40
Income from investment operations[a]:
Net investment income[b]	0.07	0.12	[c]	0.02	—	[d]	0.06	0.01
Net realized and unrealized gains (losses)	1.19	1.65		(0.85)	0.60		(0.12)	1.34
Total from investment operations	1.26	1.77		(0.83)	0.60		(0.06)	1.35
Less distributions from:
Net investment income	—	(0.17)		(—)[d]	—		(0.05)	(0.02)
Net realized gains	—	—		—	—		—	(0.06)
Total distributions	—	(0.17)		(—)[d]	—		(0.05)	(0.08)
Net asset value, end of period	$14.19	$12.93		$11.33	$12.16		$11.56	$11.67

Total return[e]	9.74%	15.84%		(6.82)%	5.19%		(0.37)%	13.17%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.17%	2.23%		2.23%	2.24%		2.31%	2.36%
Expenses net of waiver and payments by affiliates	2.15%	2.22%		2.22%	2.22%		2.30%	2.30%
Net investment income (loss)	0.93%	1.00%	[c]	0.10%	(0.25)%		0.19%	0.05%

Supplemental data
Net assets, end of period (000’s)	$462	$532		$477	$579		$659	$737
Portfolio turnover rate	2.89%	21.26%		18.09%	19.21%		22.47%	15.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.23%.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

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TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Small Cap Fund (continued)

Period Ended September 30, 2017 (unaudited)[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.41
Income from investment operations[b]:
Net investment income[c]	0.02
Net realized and unrealized gains (losses)	0.04
Total from investment operations	0.06
Net asset value, end of period	$14.47

Total return[d]	0.42%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates.	1.52%
Expenses net of waiver and payments by affiliates	1.50%
Net investment income	1.58%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	2.89%

aFor the period August 1, 2017 (effective date) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Small Cap Fund (continued)

	Six Months Ended September 30, 2017		Year Ended March 31,
	(unaudited	)	2017		2016	2015	2014	2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.15		$11.52		$12.37	$11.76	$11.87	$10.58
Income from investment operations[a]:
Net investment income[b]	0.10		0.18	[c]	0.07	0.02	0.05	0.05
Net realized and unrealized gains (losses)	1.22		1.68		(0.86)	0.65	(0.04)	1.37
Total from investment operations	1.32		1.86		(0.79)	0.67	0.01	1.42
Less distributions from:
Net investment income	—		(0.23)		(0.06)	(0.06)	(0.12)	(0.07)
Net realized gains	—		—		—	—	—	(0.06)
Total distributions	—		(0.23)		(0.06)	(0.06)	(0.12)	(0.13)
Net asset value, end of period	$14.47		$13.15		$11.52	$12.37	$11.76	$11.87

Total return[d]	10.04%		16.42%		(6.35)%	5.66%	0.13%	13.66%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.67%		1.73%		1.73%	1.74%	1.81%	1.86%
Expenses net of waiver and payments by affiliates	1.65%		1.72%		1.72%	1.72%	1.80%	1.80%
Net investment income	1.43%		1.50%	[c]	0.60%	0.25%	0.69%	0.55%

Supplemental data
Net assets, end of period (000’s)	$568,253		$442,583		$361,128	$363,848	$241,453	$102,842
Portfolio turnover rate	2.89%		21.26%		18.09%	19.21%	22.47%	15.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, September 30, 2017 (unaudited)

Templeton Emerging Markets Small Cap Fund

		Industry	Shares	Value
	Common Stocks 94.3%
	Austria 0.5%
	DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	$4,502,834
	Botswana 0.2%
	Letshego Holdings Ltd.	Consumer Finance	9,617,099	1,836,784
	Brazil 3.0%
	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	3,730,506
	Grendene SA	Textiles, Apparel & Luxury Goods	1,022,612	8,637,968
a	Ser Educacional SA, Reg S	Diversified Consumer Services	1,036,500	10,219,406
	Wiz Solucoes e Corretagem de seguros SA	Insurance	983,685	5,346,706
				27,934,586
	China 13.0%
b	Baozun Inc., ADR	Internet Software & Services	253,941	8,319,107
	Bloomage Biotechnology Corp. Ltd.	Chemicals	3,225,000	6,448,638
	Chinasoft International Ltd.	IT Services	5,173,200	2,867,506
	Chongqing Machinery & Electric Co. Ltd., H	Industrial Conglomerates	25,310,000	3,175,232
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	7,065,312	7,859,743
b	Digital China Holdings Ltd.	IT Services	1,995,800	1,124,157
	Green Seal Holding Ltd.	Chemicals	952,600	2,157,588
b	Health and Happiness H&H International Holdings Ltd.	Food Products	1,851,500	9,042,229
	Huaxin Cement Co. Ltd., B	Construction Materials	7,255,069	9,279,233
	Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	8,062,580
	Luye Pharma Group Ltd.	Pharmaceuticals	10,634,000	6,207,528
b	Noah Holdings Ltd., ADR	Capital Markets	11,009	353,499
b	Sohu.com Inc.	Internet Software & Services	77,722	4,231,963
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,002,000	15,931,128
	TravelSky Technology Ltd., H	IT Services	4,567,200	11,897,937
	Uni-President China Holdings Ltd.	Food Products	11,454,000	11,275,628
	Weifu High-Technology Co. Ltd., B	Auto Components	1,523,595	3,508,794
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	18,680,200	6,647,886
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	8,836,600	3,042,949
				121,433,325
	Czech Republic 1.6%
b	Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	899,465	6,054,662
c	Moneta Money Bank AS, 144A	Banks	2,567,132	9,037,182
				15,091,844
	Egypt 2.6%
b	Arabian Food Industries Co. DOMTY	Food Products	2,409,850	1,232,247
	Eastern Tobacco	Tobacco	232,582	3,956,135
	Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	1,373,432	9,732,370
b	Global Telecom Holding SAE	Wireless Telecommunication Services	15,222,239	5,522,808
	Integrated Diagnostics Holdings PLC	Health Care Providers & Services	1,049,430	4,187,226
				24,630,786
	Georgia 0.8%
b,c	Georgia Healthcare Group PLC, 144A	Health Care Providers & Services	1,950,607	7,711,325
	Hong Kong 3.3%
	Amvig Holdings Ltd.	Containers & Packaging	6,108,000	1,735,838
	I.T Ltd.	Specialty Retail	12,510,395	6,742,335
	Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components	17,608,000	6,942,533

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TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Luk Fook Holdings (International) Ltd.	Specialty Retail	3,888,000	$15,703,008
				31,123,714
	Hungary 0.9%
	Richter Gedeon Nyrt	Pharmaceuticals	330,880	8,217,738
	India 19.0%
	Apollo Tyres Ltd.	Auto Components	6,432,450	24,204,174
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	922,172	39,485,651
	Balkrishna Industries Ltd.	Auto Components	364,601	9,522,556
	Biocon Ltd.	Biotechnology	1,393,872	7,088,878
	Dalmia Bharat Ltd.	Construction Materials	182,460	7,176,732
b	Equitas Holdings Ltd.	Consumer Finance	3,113,000	7,254,610
	Federal Bank Ltd.	Banks	12,610,038	21,750,433
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	526,202	4,820,497
	Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	717,900	4,241,887
	JK Cement Ltd.	Construction Materials	761,388	11,121,791
	Redington India Ltd.	Electronic Equipment, Instruments & Components	6,117,598	14,626,595
	Tata Chemicals Ltd.	Chemicals	1,700,500	16,745,928
	Vardhman Textiles Ltd.	Textiles, Apparel & Luxury Goods	468,044	9,582,325
				177,622,057
	Indonesia 1.8%
b	Bank Permata Tbk PT	Banks	52,896,897	2,768,237
	Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	3,765,817
	Mandom Indonesia Tbk PT	Personal Products	2,341,500	3,061,253
b	Panin Financial Tbk PT	Insurance	396,600,700	7,183,355
				16,778,662
	Kuwait 0.0%†
b,d	National Gulf Holding	Diversified Financial Services	1,021,638	374,650
	Malaysia 1.8%
	7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,197,500	5,986,992
	Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,225,800	2,021,459
	Oldtown Bhd	Food Products	15,124,025	9,173,677
				17,182,128
	Mexico 1.8%
	Grupo Herdez SAB de CV	Food Products	4,483,374	10,713,402
	Nemak SAB de CV	Auto Components	6,720,300	5,777,450
				16,490,852
	Nigeria 0.1%
	UAC of Nigeria PLC	Food Products	30,288,005	1,269,734
	Pakistan 0.7%
	Habib Bank Ltd.	Banks	2,963,600	5,033,383
	The Hub Power Co. Ltd.	Independent Power & Renewable Electricity Producers	600,000	633,556
	United Bank Ltd.	Banks	434,000	774,081
				6,441,020
	Peru 0.8%
a	Intercorp Financial Services Inc., Reg S	Banks	200,780	7,430,868

16	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Philippines 1.2%
	DMCI Holdings Inc.	Industrial Conglomerates	15,192,600	$4,658,154
	International Container Terminal Services Inc.	Transportation Infrastructure	2,817,780	5,759,670
	Pepsi-Cola Products Philippines Inc.	Beverages	21,736,200	1,273,084
				11,690,908
	Poland 2.3%
	Amica SA	Household Durables	112,408	4,713,501
	Fabryki Mebli Forte SA	Household Durables	363,000	7,235,236
	Prime Car Management SA	Road & Rail	323,178	2,647,440
	Wawel SA	Food Products	15,078	4,089,705
b	Work Service SA	Professional Services	1,517,548	2,598,577
				21,284,459
	Russia 4.0%
	Detsky Mir PJSC	Specialty Retail	1,793,288	3,200,998
a	Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	1,100,268
b,c	Lenta Ltd., GDR, 144A	Food & Staples Retailing	208,000	1,285,440
a,b	Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	464,316	15,303,855
a	TMK PAO, GDR, Reg S	Energy Equipment & Services	1,079,600	5,155,090
a,b	X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	247,043	11,089,760
				37,135,411
	South Korea 9.5%
	Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	113,469	2,209,361
b	Cosmecca Korea Co. Ltd.	Personal Products	49,080	2,442,665
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	175,259	10,482,272
	Hankook Tire Worldwide Co. Ltd.	Diversified Financial Services	484,000	9,233,818
	Hans Biomed Corp.	Biotechnology	435,466	6,121,596
	Interojo Co. Ltd.	Health Care Equipment & Supplies	109,030	3,422,389
	Interpark Holdings Corp.	Internet & Direct Marketing Retail	170,863	635,539
	I-Sens Inc.	Health Care Equipment & Supplies	181,746	3,499,113
	LF Corp.	Textiles, Apparel & Luxury Goods	204,751	4,585,619
	Mando Corp.	Auto Components	48,590	10,797,401
	Medy-tox Inc.	Biotechnology	29,386	12,687,945
	Sebang Global Battery Co. Ltd.	Auto Components	238,646	7,438,869
	Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	213,959	8,257,287
	Vieworks Co. Ltd.	Health Care Equipment & Supplies	151,355	5,173,841
	Youngone Corp.	Textiles, Apparel & Luxury Goods	61,846	1,760,410
				88,748,125
	Sri Lanka 1.8%
	Hatton National Bank PLC	Banks	3,372,511	5,177,294
	Hemas Holdings PLC	Industrial Conglomerates	14,964,257	11,632,784
				16,810,078
	Switzerland 1.3%
b	Wizz Air Holdings PLC	Airlines	315,667	12,102,755
	Taiwan 8.2%
	ADLINK Technology Inc.	Technology Hardware, Storage & Peripherals	4,328,797	9,547,978
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	581,400	7,053,131
b	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	5,249,000	3,379,884
	Flytech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,181,220	6,498,565

franklintempleton.com	Semiannual Report	17

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Merida Industry Co. Ltd.	Leisure Products	2,188,000	$9,508,033
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,976,000	7,415,855
	Pacific Hospital Supply Co. Ltd.	Health Care Equipment & Supplies	1,552,000	3,653,147
	PChome Online Inc.	Internet Software & Services	1,250,035	6,399,145
	Primax Electronics Ltd.	Technology Hardware, Storage & Peripherals	3,733,500	9,218,215
	Shin Zu Shing Co. Ltd.	Machinery	1,793,000	4,822,495
	St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	189,000	3,994,535
	TTY Biopharm Co. Ltd.	Pharmaceuticals	1,626,900	4,756,015
				76,246,998
	Thailand 2.3%
	Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments & Components	950,900	2,489,977
	Dynasty Ceramic PCL, fgn	Building Products	16,746,100	2,000,284
	Major Cineplex Group PCL, fgn	Media	5,920,300	5,419,242
	TISCO Financial Group PCL, fgn	Banks	5,172,000	11,952,101
				21,861,604
	Turkey 4.8%
b	Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	284,304	937,205
b	Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	373,100	5,443,048
b	Ozak Gayrimenkul Yatirim Ortakligi	Equity Real Estate Investment Trusts (REITs)	7,266,311	4,790,661
	Pinar Entegre Et ve Un Sanayi AS	Food Products	781,877	2,103,636
e	Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	12,125,312
b,e	Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	9,928,339
	Soda Sanayii AS	Chemicals	4,687,818	6,694,252
	Tekfen Holding AS	Construction & Engineering	773,695	2,541,793
				44,564,246
	United Arab Emirates 1.2%
	Agthia Group PJSC	Food Products	1,299,581	1,882,528
	Aramex PJSC	Air Freight & Logistics	6,907,789	9,366,876
				11,249,404
	United Kingdom 1.1%
	Stock Spirits Group PLC	Beverages	3,181,741	10,233,242
	United States 1.1%
b	IMAX Corp.	Media	171,744	3,890,002
b	Luxoft Holding Inc.	IT Services	141,513	6,764,321
				10,654,323
	Vietnam 3.6%
	DHG Pharmaceutical JSC	Pharmaceuticals	1,677,648	7,860,515
b	Hoa Phat Group JSC	Metals & Mining	7,476,867	12,795,870
	Imexpharm Pharmaceutical JSC	Pharmaceuticals	559,484	1,550,704
	Vietnam Container Shipping JSC	Marine	1,326,893	3,292,423
	Vietnam Dairy Products JSC	Food Products	340,169	2,232,873
b	Vingroup JSC	Real Estate Management & Development	2,465,660	5,553,972
				33,286,357
	Total Common Stocks (Cost $715,663,384)			881,940,817

18	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

		Industry	Shares	Value
f	Participatory Notes 1.1%
	Saudi Arabia 1.1%
c	Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	40,309	$1,289,871
	HSBC Bank PLC, Mouwasat Medical Services Co., 3/05/18	Health Care Providers & Services	213,070	9,022,684
	Total Participatory Notes (Cost $8,195,853)			10,312,555
	Preferred Stocks 1.1%
	Brazil 0.5%
g	Marcopolo SA, 3.011%, pfd.	Machinery	3,636,826	4,999,350
	Chile 0.6%
g	Embotelladora Andina SA, 2.792%, pfd., A	Beverages	1,250,500	5,177,447
	Total Preferred Stocks (Cost $6,261,008)			10,176,797
	Total Investments before Short Term Investments (Cost $730,120,245)			902,430,169

	Short Term Investments (Cost $30,674,736) 3.3%

	Money Market Funds 3.3%
	United States 3.3%
h,i	Institutional Fiduciary Trust Money Market Portfolio, 0.67%		30,674,736	30,674,736
	Total Investments (Cost $760,794,981) 99.8%			933,104,905
	Other Assets, less Liabilities 0.2%			1,912,239
	Net Assets 100.0%			$935,017,144

See Abbreviations on page 31.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $50,299,247, representing 5.4% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $19,323,818, representing 2.1% of net assets.

dFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

eSee Note 8 regarding holdings of 5% voting securities.

fSee Note 1(c) regarding Participatory Notes.

gVariable rate security. The rate shown represents the yield at period end.

hSee Note 3(f) regarding investments in affiliated management investment companies.

iThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GLOBAL INVESTMENT TRUST

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (unaudited)

Templeton Emerging Markets Small Cap Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$698,500,825
Cost - Non-controlled affiliates (Note 3f and 8)	62,294,156
Value - Unaffiliated issuers	$880,376,518
Value - Non-controlled affiliates (Note 3f and 8)	52,728,387
Cash	85,778
Foreign currency, at value (cost $914,675)	914,458
Receivables:
Capital shares sold	4,335,190
Dividends	961,787
Other assets	51,862
Total assets	939,453,980
Liabilities:
Payables:
Investment securities purchased	1,079,767
Capital shares redeemed	785,266
Management fees	1,086,217
Distribution fees	242,786
Transfer agent fees	167,927
Custodian fees	233,983
Deferred tax	795,307
Accrued expenses and other liabilities	45,583
Total liabilities	4,436,836
Net assets, at value	$935,017,144
Net assets consist of:
Paid-in capital	$764,487,447
Distributions in excess of net investment income	(680,571)
Net unrealized appreciation (depreciation)	171,531,025
Accumulated net realized gain (loss)	(320,757)
Net assets, at value	$935,017,144

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

September 30, 2017 (unaudited)

Templeton Emerging Markets Small Cap Fund

Class A:
Net assets, at value	$ 293,521,792
Shares outstanding	20,520,204
Net asset value per share[a]	$14.30
Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.17
Class C:
Net assets, at value	$ 72,775,558
Shares outstanding	5,315,714
Net asset value and maximum offering price per share[a]	$13.69
Class R:
Net assets, at value	$ 461,551
Shares outstanding	32,529
Net asset value and maximum offering price per share	$14.19
Class R6:
Net assets, at value	$ 5,019
Shares outstanding	347
Net asset value and maximum offering price per share[b]	$14.47
Advisor Class:
Net assets, at value	$ 568,253,224
Shares outstanding	39,282,728
Net asset value and maximum offering price per share	$14.47

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2017 (unaudited)

Templeton Emerging Markets Small Cap Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$12,542,031
Non-controlled affiliates (Note 3f and 8)	803,778
Income from securities loaned (net of fees and rebates)	55,910
Total investment income	13,401,719

Expenses:
Management fees (Note 3a)	6,203,073
Distribution fees: (Note 3c)
Class A	351,313
Class C	345,408
Class R	1,292
Transfer agent fees: (Note 3e)
Class A	210,447
Class C	51,744
Class R	387
Advisor Class	388,764
Custodian fees (Note 4)	235,560
Reports to shareholders	48,348
Registration and filing fees	48,101
Professional fees	34,287
Trustees’ fees and expenses	18,662
Other	17,497
Total expenses	7,954,883
Expenses waived/paid by affiliates (Note 3f)	(67,467)
Net expenses	7,887,416
Net investment income	5,514,303
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(267,080)
Foreign currency transactions	104,523
Net realized gain (loss)	(162,557)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	70,934,669
Non-controlled affiliates (Note 3f and 8)	2,683,964
Translation of other assets and liabilities denominated in foreign currencies	17,375
Change in deferred taxes on unrealized appreciation	616,504
Net change in unrealized appreciation (depreciation)	74,252,512
Net realized and unrealized gain (loss)	74,089,955
Net increase (decrease) in net assets resulting from operations	$79,604,258

*Foreign taxes withheld on dividends	$1,389,025

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Small Cap Fund

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$5,514,303	$9,223,235
Net realized gain (loss)	(162,557)	20,022,469
Net change in unrealized appreciation (depreciation)	74,252,512	76,240,429
Net increase (decrease) in net assets resulting from operations	79,604,258	105,486,133
Distributions to shareholders from:
Net investment income:
Class A	—	(4,275,179)
Class C	—	(570,468)
Class R	—	(7,229)
Advisor Class	—	(7,150,764)
Total distributions to shareholders	—	(12,003,640)
Capital share transactions: (Note 2)
Class A	10,276,602	(34,097,168)
Class C	3,848,036	(7,220,410)
Class R	(119,280)	(11,310)
Class R6	5,000	—
Advisor Class	78,011,500	29,507,773
Total capital share transactions	92,021,858	(11,821,115)
Net increase (decrease) in net assets	171,626,116	81,661,378
Net assets:
Beginning of period	763,391,028	681,729,650
End of period	$935,017,144	$763,391,028
Distributions in excess of net investment income included in net assets:
End of period	$(680,571)	$(6,194,874)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Small Cap Fund

1. Organization and Significant Accounting Policies

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Emerging Markets Small Cap Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Fund began offering a new class of shares, Class R6.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

24	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At September 30, 2017, the Fund had no securities on loan.

franklintempleton.com	Semiannual Report	25

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

26	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

2. Shares of Beneficial Interest

At September 30, 2017, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017

	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	4,978,894	$68,728,367	7,505,213	$90,572,064
Shares issued in reinvestment of distributions	—	—	332,461	3,876,492
Shares redeemed	(4,225,856)	(58,451,765)	(10,682,368)	(128,545,724)
Net increase (decrease)	753,038	$10,276,602	(2,844,694)	$(34,097,168)
Class C Shares:
Shares sold	828,227	$11,015,076	910,468	$10,579,163
Shares issued in reinvestment of distributions	—	—	47,350	531,743
Shares redeemed	(539,688)	(7,167,040)	(1,599,114)	(18,331,316)
Net increase (decrease)	288,539	$3,848,036	(641,296)	$(7,220,410)
Class R Shares:
Shares sold	4,992	$69,517	8,293	$99,174
Shares issued in reinvestment of distributions	—	—	624	7,230
Shares redeemed	(13,586)	(188,797)	(9,876)	(117,714)
Net increase (decrease)	(8,594)	$(119,280)	(959)	$(11,310)
Class R6 Shares[a]:
Shares sold	347	$5,000	—	$—
Advisor Class Shares:
Shares sold	10,223,807	$142,827,519	13,683,801	$166,316,823
Shares issued in reinvestment of distributions	—	—	328,192	3,862,825
Shares redeemed	(4,593,002)	(64,816,019)	(11,699,501)	(140,671,875)
Net increase (decrease)	5,630,805	$78,011,500	2,312,492	$29,507,773

aFor the period August 1, 2017 (effective date) to September 30, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

franklintempleton.com	| Semiannual Report	27

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.450%	Up to and including $500 million
1.400%	Over $500 million, up to and including $5 billion
1.350%	Over $5 billion, up to and including $10 billion
1.300%	Over $10 billion, up to and including $15 billion
1.250%	Over $15 billion, up to and including $20 billion
1.200%	In excess of $20 billion

For the period ended September 30, 2017, the annualized effective investment management fee rate was 1.427% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$64,499
CDSC retained	$18,236

28	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2017, the Fund paid transfer agent fees of $651,342, of which $287,436 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to April 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.67%	50,565,897	95,278,891	(115,170,052)	30,674,736	$30,674,736	$89,399	$ —	$ —

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2017, there were no credits earned.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2017, the Fund deferred late-year ordinary losses of $1,105,143.

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$766,042,914

Unrealized appreciation	$235,672,464
Unrealized depreciation	(68,610,473)
Net unrealized appreciation (depreciation)	$167,061,991

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.

franklintempleton.com	Semiannual Report	29

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2017, aggregated $140,137,326 and $24,029,356, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2017, investments in “affiliated companies” were as follows:

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$12,125,312	$714,379	$ —	$(1,969,524)
Reysas Gayrimenkul Yatirim Ortakligi AS	24,575,397	—	—	24,575,397	9,928,339	—	—	4,653,488
Total Affiliated Securities (Value is 2.4% of Net Assets)					$22,053,651	$714,379	$ —	$ 2,683,964

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2017, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

30	Semiannual Report	franklintempleton.com

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$—	$—	$374,650	$374,650
All Other Equity Investments[b]	891,742,964	—	—	891,742,964
Participatory Notes	—	10,312,555	—	10,312,555
Short Term Investments	30,674,736	—	—	30,674,736
Total Investments in Securities	$922,417,700	$10,312,555	$374,650	$933,104,905

aIncludes common and preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

franklintempleton.com	Semiannual Report	31

TEMPLETON GLOBAL INVESTMENT TRUST

TEMPLETON EMERGING MARKETS SMALL CAP FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32	Semiannual Report

Semiannual Report and Shareholder Letter

Templeton Emerging Markets Small Cap Fund

Investment Manager

Templeton Asset Management Ltd.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	426 S 11/17

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1)	The Registrant has an audit committee financial expert serving on its audit committee.

	(2)	The audit committee financial expert is David W. Niemiec and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date November 27, 2017

By	/s/ Robert G. Kubilis
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer

Date November 27, 2017